UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      3.6%
--------------------------------------------------------------------------------
Oil & Gas                                                                  2.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              2.0
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                        1.8
--------------------------------------------------------------------------------
Health Care Providers & Services                                           1.5
--------------------------------------------------------------------------------
Electric Utilities                                                         1.4
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     1.3
--------------------------------------------------------------------------------
Chemicals                                                                  1.3
--------------------------------------------------------------------------------
Metals & Mining                                                            1.2
--------------------------------------------------------------------------------
Containers & Packaging                                                     1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Foreign Government Bonds        30.0%

  Corporate Bonds                 27.3

  Government Agency Bonds         15.1

  Derivatives                     11.6

  U.S. Government Bonds            6.1

  Stocks                           4.6

  Other Bonds                      3.6

  Cash Equivalents                 1.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period Class N shares are subject to an annual 0.25% asset-based sales charge.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING   ENDING      EXPENSES
                                         ACCOUNT     ACCOUNT     PAID DURING
                                         VALUE       VALUE       6 MONTHS ENDED
                                         (10/1/04)   (3/31/05)   MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual                           $1,000.00   $1,043.40   $4.80
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00    1,020.24    4.75
--------------------------------------------------------------------------------
Class B Actual                            1,000.00    1,039.50    8.68
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00    1,016.45    8.58
--------------------------------------------------------------------------------
Class C Actual                            1,000.00    1,039.60    8.63
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00    1,016.50    8.53
--------------------------------------------------------------------------------
Class N Actual                            1,000.00    1,041.10    7.15
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00    1,017.95    7.07
--------------------------------------------------------------------------------
Class Y Actual                            1,000.00    1,044.40    4.19
--------------------------------------------------------------------------------
Class Y Hypothetical                      1,000.00    1,020.84    4.14

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.94%
--------------------------
Class B          1.70
--------------------------
Class C          1.69
--------------------------
Class N          1.40
--------------------------
Class Y          0.82

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0% (COST $214,736,748)                                                  $   181,654,042             3.0%
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--16.1%
Asset Securitization Corp., Commercial Mtg
Pass-Through Certificates, Series 1995-MD4, Cl. A5,
7.384%, 8/13/29                                                                  $    19,255,000        20,547,197             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg
Obligations Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                   3,857,925         4,073,726             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                    46,470,494        47,653,219             0.8
6.50%, 7/1/28-8/1/32                                                                   7,354,837         7,654,072             0.1
7%, 3/1/31-10/1/31                                                                     7,689,319         8,105,823             0.1
7%, 6/1/35 1                                                                           8,084,000         8,508,410             0.1
7.50%, 2/1/32                                                                          2,553,783         2,732,855             0.1
8.50%, 8/1/31                                                                          1,918,081         2,089,790             0.1
10%, 4/1/20-5/1/20                                                                       287,640           324,235             0.0
10.50%, 5/1/20                                                                           505,810           576,217             0.0
11.50%, 10/1/16                                                                          433,847           478,498             0.0
12%, 6/1/17                                                                            1,013,244         1,123,994             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                       978,284           983,059             0.0
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                    2,961,330         3,070,587             0.1
Series 2080, Cl. Z, 6.50%, 8/15/28                                                     1,903,525         1,969,683             0.0
Series 2387, Cl. PD, 6%, 4/15/30                                                       3,698,467         3,796,261             0.1
Series 2410, Cl. NE, 6.50%, 9/15/30                                                    4,458,622         4,502,815             0.1
Series 2423, Cl. PD, 6.50%, 11/15/30                                                   1,677,380         1,679,435             0.0
Series 2430, Cl. GD, 6.50%, 11/15/30                                                   1,583,447         1,586,301             0.0
Series 2430, Cl. ND, 6.50%, 1/15/31                                                    4,159,972         4,177,977             0.1
Series 2466, Cl. PD, 6.50%, 4/15/30                                                      368,624           368,966             0.0
Series 2498, Cl. PC, 5.50%, 10/15/14                                                     448,009           451,175             0.0
Series 2500, Cl. FD, 3.31%, 3/15/32 2                                                  1,439,852         1,445,778             0.0
Series 2526, Cl. FE, 3.21%, 6/15/29 2                                                  1,620,773         1,629,755             0.0
Series 2550, Cl. QK, 4.50%, 4/15/22                                                    1,227,358         1,229,870             0.0
Series 2551, Cl. FD, 3.21%, 1/15/33 2                                                  1,295,692         1,306,198             0.0
Series 2583, Cl. KA, 5.50%, 3/15/22                                                    6,393,775         6,471,274             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 177, Cl. B, 4.61%, 7/1/26 3                                                     5,048,863         1,028,554             0.0
Series 192, Cl. IO, 10.795%, 2/1/28 3                                                    889,977           179,626             0.0
Series 200, Cl. IO, 10.725%, 1/1/29 3                                                  1,092,391           227,661             0.0
Series 203, Cl. IO, (0.241)%, 6/1/29 3                                                 4,062,559           865,285             0.0
Series 204, Cl. IO, (9.143)%, 5/1/29 3                                                   327,744            71,095             0.0
Series 205, Cl. IO, 5.219%, 9/1/29 3                                                   5,955,818         1,145,452             0.0
Series 206, Cl. IO, (17.59)%, 12/1/29 3                                                1,918,011           380,958             0.0
Series 207, Cl. IO, (25.01)%, 4/1/30 3                                                 2,108,331           455,770             0.0
Series 208, Cl. IO, (8.16)%, 6/1/30 3                                                  3,474,145           646,411             0.0
Series 212, Cl. IO, (18.503)%, 5/1/31 3                                                2,672,007           583,287             0.0


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security: Continued
Series 214, Cl. IO, (17.93)%, 6/1/31 3                                           $     1,949,254   $       396,510             0.0%
Series 2074, Cl. S, 15.027%, 7/17/28 3                                                 1,128,950           141,245             0.0
Series 2079, Cl. S, 14.954%, 7/17/28 3                                                 1,768,424           215,368             0.0
Series 2526, Cl. SE, 20.651%, 6/15/29 3                                                2,946,707           262,403             0.0
Series 2819, Cl. S, 14.399%, 6/15/34 3                                                28,353,988         2,425,979             0.1
Series 2920, Cl. S, 30.867%, 1/15/35 3                                                16,778,299           936,229             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-4/1/35 1                                                                  147,817,271       146,058,158             2.4
5.50%, 3/1/33-1/1/34                                                                  41,520,009        41,677,228             0.7
5.50%, 4/1/20-4/1/35 1                                                               145,173,000       146,412,153             2.4
6%, 9/1/24                                                                             3,210,928         3,303,891             0.1
6%, 4/1/20-4/1/35 1                                                                   77,818,000        79,895,909             1.3
6.50%, 12/1/28-10/1/30                                                                 4,331,699         4,514,007             0.1
6.50%, 4/1/35 1                                                                      116,242,000       120,637,343             2.0
7%, 10/1/28-11/1/34                                                                    8,575,431         9,039,749             0.1
7%, 4/1/35 1                                                                           2,309,000         2,433,109             0.1
7.50%, 2/1/27                                                                          1,749,873         1,879,545             0.0
8.50%, 7/1/32                                                                            266,838           289,779             0.0
9.50%, 4/1/20-3/15/21                                                                    238,726           264,763             0.0
10.50%, 10/1/19                                                                           79,426            90,484             0.0
11%, 10/15/15-2/1/26                                                                     628,010           695,720             0.0
15%, 4/15/13                                                                             583,595           673,702             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
Commercial Mtg. Obligations, Interest-Only Stripped
Mtg.-Backed Security, Trust 2001-T10, Cl. IO,
13.856%, 12/25/31 3,4                                                                304,564,069         7,064,546             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized
Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                       996,048           998,445             0.0
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                    525,620           526,327             0.0
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                     1,918,182         1,937,532             0.0
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                     1,887,458         1,924,045             0.0
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                     1,516,990         1,534,541             0.0
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                       636,431           645,091             0.0
Trust 2002-77, Cl. WF, 3.234%, 12/18/32 2                                              1,968,084         1,981,486             0.0
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                  2,432,879         2,433,982             0.1
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                     6,060,000         5,995,608             0.1
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                       757,214           757,653             0.0
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                    3,993,000         3,963,635             0.1


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
Federal National Mortgage Assn., Collateralized Mtg
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, (16.569)%, 11/25/40 3                                     $    33,033,540   $       976,399             0.0%
Trust 2001-T4, Cl. IO, 2.86%, 7/25/41 3,4                                             55,906,858         2,052,262             0.1
Trust 2002-28, Cl. SA, 15.584%, 4/25/32 3                                              1,581,861           136,986             0.0
Trust 2002-38, Cl. SO, 15.955%, 4/25/32 3                                              1,334,664            82,978             0.0
Trust 2002-39, Cl. SD, 7.63%, 3/18/32 3                                                2,425,776           215,385             0.0
Trust 2002-48, Cl. S, 14.324%, 7/25/32 3                                               2,531,579           231,349             0.0
Trust 2002-52, Cl. SL, 14.518%, 9/25/32 3                                              1,575,962           144,482             0.0
Trust 2002-53, Cl. SK, 7.796%, 4/25/32 3                                               1,512,532           153,439             0.0
Trust 2002-56, Cl. SN, 16.61%, 7/25/32 3                                               3,470,417           321,233             0.0
Trust 2002-77, Cl. IS, 13.641%, 12/18/32 3                                             2,273,872           211,633             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 2.55%, 5/1/23 3                                                      1,855,628           361,767             0.0
Trust 240, Cl. 2, 9.596%, 9/1/23 3                                                     2,810,873           579,884             0.0
Trust 301, Cl. 2, 1.893%, 4/1/29 3                                                     3,081,270           651,581             0.0
Trust 303, Cl. IO, 6.041%, 11/1/29 3                                                   1,990,535           433,573             0.0
Trust 313, Cl. 2, (22.70)%, 7/1/31 3                                                   9,427,698         2,127,662             0.1
Trust 321, Cl. 2, 1.26%, 3/1/32 3                                                     15,935,972         3,663,884             0.1
Trust 324, Cl. 2, (2.77)%, 6/1/32 3                                                   10,817,459         2,395,760             0.1
Trust 333, Cl. 2, 8.23%, 3/1/33 3                                                      6,865,860         1,656,605             0.0
Trust 338, Cl. 2, 8.343%, 6/1/33 3                                                     5,668,677         1,366,614             0.0
Trust 2001-81, Cl. S, 17.217%, 1/25/32 3                                               2,318,881           213,868             0.0
Trust 2002-9, Cl. MS, 14.197%, 3/25/32 3                                               2,990,772           287,136             0.0
Trust 2002-65, Cl. SC, 15.93%, 6/25/26 3                                               4,733,546           431,839             0.0
Trust 2002-77, Cl. SH, 22.769%, 12/18/32 3                                             2,702,976           264,777             0.0
Trust 2005-40, Cl. SA, 0%, 5/25/35 1,3                                                27,000,000         1,573,594             0.0
Trust 2005-40, Cl. SB, 0%, 5/25/35 1,3                                                 8,960,000           522,200             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                       229,801,053             3.8
                                                                                                   ---------------
Total Mortgage-Backed Obligations (Cost $997,898,734)                                                  986,985,377

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.5%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 5                                              56,845,000        51,253,044             0.8
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts.,
3.75%, 7/15/09 [EUR]                                                                  10,869,000        14,476,877             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.,
3.625%, 9/15/06                                                                       78,600,000        78,365,536             1.3
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                                        12,419,000        12,395,727             0.2
6%, 5/15/08 6                                                                         15,044,000        15,817,788             0.3
6.625%, 9/15/09                                                                       79,906,000        86,896,497             1.4
7.25%, 5/15/30                                                                         6,436,000         8,322,829             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.14%, 1/15/21 5                                     50,505,000        22,763,816             0.4


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                                   $     2,773,000   $     3,538,620             0.1%
Series A, 6.79%, 5/23/12                                                              76,141,000        85,877,378             1.4
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        17,496,214             0.3
                                                                                                   ---------------
Total U.S. Government Obligations (Cost $396,082,079)                                                  397,204,326

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.0%
-----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
2.352%, 5/3/05 2                                                                         696,000           692,080             0.0
3.01%, 8/3/12 2                                                                       49,824,000        42,006,963             0.7
Series PRE8, 2%, 1/3/10 4,7,8 [ARP]                                                   18,754,000        10,176,838             0.2
Series PR12, 2%, 1/3/16 4,7,8 [ARP]                                                   12,712,891         6,004,975             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds,
5.83%, 12/31/33 [ARP]                                                                 18,145,019         5,630,945             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                           311,102             0.0
                                                                                                   ---------------
                                                                                                        64,822,903
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G,
6%, 7/14/09 [AUD]                                                                     78,453,000        61,149,873             1.0
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRIA--1.0%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                     34,899,000        59,333,231             1.0
-----------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.8%
Belgium (Kingdom of) Bonds, Series 26, 6.25%, 3/28/07 [EUR]                           29,030,000        40,318,295             0.6
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        11,898,828             0.2
                                                                                                   ---------------
                                                                                                        52,217,123
-----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.7%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                                         31,180,000        29,309,200             0.5
10.50%, 7/14/14                                                                        6,296,000         6,941,340             0.1
Series 15 yr., 3.125%, 4/15/09 2                                                         124,418           121,930             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization
Bonds, Series 20 yr., 8%, 4/15/14                                                     57,203,943        56,810,666             0.9
-----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds,
11%, 8/17/40                                                                          10,884,200        12,127,720             0.2
                                                                                                   ---------------
                                                                                                       105,310,856
-----------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.3%                                                                                          16,528,860             0.3
-----------------------------------------------------------------------------------------------------------------------------------
CANADA--0.2%                                                                                            14,142,871             0.2
-----------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%                                                                                          43,644,756             0.7
-----------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.2%                                                                                 9,851,463             0.2
-----------------------------------------------------------------------------------------------------------------------------------
ECUADOR--0.2%                                                                                           13,139,693             0.2


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%                                                                                  $     4,729,760             0.1%
-----------------------------------------------------------------------------------------------------------------------------------
FINLAND--0.1%                                                                                            3,751,560             0.1
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE--2.3%
France (Government of) Obligations Assimilables
du Tresor Bonds:
5.50%, 10/25/10 [EUR]                                                                 10,787,700        14,959,144             0.2
5.50%, 10/25/10 [EUR]                                                                  4,968,000         7,200,551             0.1
5.75%, 10/25/32 [EUR]                                                                 24,497,000        40,256,685             0.7
-----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 4.75%, 7/12/07 [EUR]                                                              795,000         1,080,371             0.0
5 yr., 5%, 7/12/05 [EUR]                                                              41,012,000        53,586,256             0.9
5 yr., 5%, 1/12/06 [EUR]                                                              19,570,000        25,915,416             0.4
                                                                                                   ---------------
                                                                                                       142,998,423
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                     40,473,000        52,449,163             0.9
5.375%, 1/4/10 [EUR]                                                                   3,762,000         5,374,077             0.1
Series 02, 5%, 7/4/12 [EUR]                                                           12,657,000        18,084,007             0.3
Series 140, 4.50%, 8/17/07 [EUR]                                                       3,283,000         4,438,942             0.0
Series 143, 3.50%, 10/10/08 [EUR]                                                     40,016,000        53,065,564             0.9
                                                                                                   ---------------
                                                                                                       133,411,753
-----------------------------------------------------------------------------------------------------------------------------------
GREECE--0.8%
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                           22,379,000        30,191,619             0.5
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        18,569,175             0.3
                                                                                                   ---------------
                                                                                                        48,760,794
-----------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%                                                                                          4,609,021             0.1
-----------------------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%                                                                                            7,728,333             0.1
-----------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.5%                                                                                            27,972,514             0.5
-----------------------------------------------------------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                      10,686,000        14,371,377             0.2
Buoni del Tesoro Poliennali, 4.75%, 7/1/05 [EUR]                                       6,390,000         8,335,669             0.2
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                       18,703,000        25,672,591             0.4
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                                    20,376,000        26,936,796             0.4
                                                                                                   ---------------
                                                                                                        75,316,433
-----------------------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%                                                                                        2,919,873             0.0
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN--1.6%
Japan (Government of) Bonds, 5 yr., Series 14,
0.40%, 6/20/06 [JPY]                                                              10,545,700,000        98,787,137             1.6
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO--1.0%                                                                                            64,525,082             1.0
-----------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%                                                                                       12,801,373             0.2
-----------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%                                                                                            5,701,759             0.1


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
NORWAY--1.5%
Norway (Kingdom of) Bonds:
5.50%, 5/15/09 [NOK]                                                                  31,700,000   $     5,427,868             0.1%
6%, 5/16/11 [NOK]                                                                    413,660,000        73,440,619             1.2
6.50%, 5/15/13 [NOK]                                                                  63,440,000        11,805,678             0.2
                                                                                                   ---------------
                                                                                                        90,674,165
-----------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds, 9.375%, 1/16/23                                           17,502,000        19,689,750             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        15,471,075             0.3
                                                                                                   ---------------
                                                                                                        35,160,825
-----------------------------------------------------------------------------------------------------------------------------------
PERU--0.8%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 5                                         56,124,120        33,131,752             0.5
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        17,479,659             0.3
                                                                                                   ---------------
                                                                                                        50,611,411
-----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.8%
Philippines (Republic of) Bonds, 9.50%, 2/2/30                                        21,985,000        21,545,300             0.4
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        25,682,515             0.4
                                                                                                   ---------------
                                                                                                        47,227,815
-----------------------------------------------------------------------------------------------------------------------------------
POLAND--0.8%
Poland (Republic of) Bonds, Series DS0509,
6%, 5/24/09 [PLZ]                                                                    111,325,000        35,983,089             0.6
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        13,525,087             0.2
                                                                                                   ---------------
                                                                                                        49,508,176
-----------------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.4%                                                                                          24,714,782             0.4
-----------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 4 [EUR]                                                      5,880,000         8,601,185             0.1
Series C, 9.60%, 10/25/14                                                             60,300,000        72,796,271             1.2
-----------------------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 4                            17,240,000        16,949,851             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 2,9                                5,262,000         5,433,015             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                         13,929,250        14,301,300             0.2
                                                                                                   ---------------
                                                                                                       118,081,622
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%                                                                                      35,703,149             0.6
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN--1.3%
Spain (Kingdom of) Bonds, Bonos y Obligacion
del Estado, 5.75%, 7/30/32 [EUR]                                                      19,900,000        32,626,966             0.6
-----------------------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.02%,
6/17/05 5 [EUR]                                                                       34,730,000        44,820,487             0.7
                                                                                                   ---------------
                                                                                                        77,447,453


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
SWEDEN--2.0%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                                        83,065,000   $    12,587,797             0.2%
Series 1045, 5.25%, 3/15/11 [SEK]                                                    716,810,000       111,641,873             1.8
                                                                                                   ---------------
                                                                                                       124,229,670
-----------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.4%
Netherlands (Kingdom of the) Bonds, 5.50%,
1/15/28 [EUR]                                                                         16,529,000        25,861,715             0.4
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                             23,202,000        22,795,965             0.4
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        18,961,475             0.3
                                                                                                   ---------------
                                                                                                        41,757,440
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.4%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                        79,104,000       145,899,246             2.4
-----------------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.3%                                                                                         18,723,348             0.3
                                                                                                   ---------------
Total Foreign Government Obligations (Cost $1,878,173,149)                                           1,959,756,261
-----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.9%
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation
Nts., 3.813%, 1/25/06 2                                                               23,680,000        23,746,304             0.4
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 2,4                                25,000,000        25,685,000             0.4
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                         6,551,544             0.1
                                                                                                   ---------------
Total Loan Participations (Cost $54,731,879)                                                            55,982,848
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.1%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
Auto Components                                                                                         52,360,744             0.9
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles                                                                                              1,523,225             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                                          123,250,218             2.0
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables                                                                                      37,668,314             0.6
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                                                                             1,598,625             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Media                                                                                                  219,483,300             3.6
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                                                                         6,995,830             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Speciality Retail                                                                                       27,418,006             0.5
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                                                        20,039,266             0.3
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
Beverages                                                                                                3,434,375             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                                                                                10,052,417             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Food Products                                                                                           44,503,992             0.7
-----------------------------------------------------------------------------------------------------------------------------------
Household Products                                                                                       7,902,300             0.1


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
Energy Equipment & Services                                                                        $    23,375,338             0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas
Gazprom International SA, 7.201% Sr. Unsec
Bonds, 2/1/20                                                                    $    33,604,000        34,579,188             0.5
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                       145,014,774             2.4
                                                                                                   ---------------
                                                                                                       179,593,962
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.8%
Capital Markets                                                                                          8,887,543             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                        55,209,678             0.9
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                                                                          16,296,451             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                                             23,689,475             0.4
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                                               5,192,985             0.1
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.8%
Biotechnology                                                                                            5,455,760             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                                                                        11,414,253             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                                                                        92,440,231             1.5
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                                                                                          1,580,650             0.0
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.5%
Aerospace & Defense                                                                                     22,475,785             0.4
-----------------------------------------------------------------------------------------------------------------------------------
Airlines                                                                                                 4,385,475             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Building Products                                                                                        7,512,565             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                                                                          42,243,037             0.7
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                                                                               3,956,295             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                                                                     4,765,905             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                                                                                   275,550             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Machinery                                                                                               36,399,804             0.6
-----------------------------------------------------------------------------------------------------------------------------------
Marine                                                                                                  16,410,268             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                                                                              7,891,840             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                                                                         5,804,280             0.1
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
Communications Equipment                                                                                11,864,108             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                                                                  2,260,965             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                                                                      14,497,128             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                                                                               366,253             0.0
-----------------------------------------------------------------------------------------------------------------------------------
IT Services                                                                                             10,432,973             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                                                33,269,277             0.6
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--4.4%
Chemicals                                                                                               78,385,998             1.3
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                                                                   6,251,263             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                                                                  69,427,891             1.1


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS Continued
Metals & Mining                                                                                    $    72,517,106             1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                                                                 43,273,307             0.7
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
Diversified Telecommunication Services                                                                  79,969,933             1.3
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                                                                    105,449,678             1.7
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
Electric Utilities                                                                                      82,850,750             1.4
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                                                                            7,788,909             0.1
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                                                     31,918,084             0.5
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                                                                          2,043,908             0.0
                                                                                                   ---------------
Total Corporate Bonds and Notes (Cost $1,808,839,308)                                                1,784,055,273
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7% (COST $61,814,668)                                                               41,821,274             0.7
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.2%
-----------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 4,8,10                                                            $     1,019,757             6,119             0.0
-----------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 8                                                         2,177,452        20,598,649             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                       237,336,421             3.9
                                                                                                   ---------------
Total Common Stocks (Cost $212,877,601)                                                                257,941,189
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATIONS--0.1% (COST $1,680,361)                                              3,817,223             0.1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--12.3%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Linked Bonds, Series 24,
15%, 9/2/05 [RUR]                                                                     82,770,000         3,141,822             0.1
Turkey (Republic of) Credit Linked Nts., Series EMG 7,
15%, 2/10/10 [TRY]                                                                    22,503,000        16,638,078             0.3
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%,
11/17/09 [RUR]                                                                       222,859,000         8,102,786             0.1
Moscow (City of) Credit Linked Nts., Series Fbi 98,
11%, 4/23/09 [RUR]                                                                   211,810,000         8,287,484             0.1
Moscow (City of) Credit Linked Nts., Series Fbi 101,
10%, 12/31/10 [RUR]                                                                  202,590,000         8,147,980             0.1
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                 220,240,000         8,115,498             0.1
Russian Unified Energy Systems Credit Linked Nts.,
Series Fbi 108, 8.80%, 12/20/07 [RUR]                                                553,980,000        20,620,591             0.3
South African Rand Interest Bearing Linked Nts.,
Series FBi 43, 2.425%, 5/23/22                                                        13,740,000        13,592,982             0.2
Ukraine (Republic of) Credit Linked Nts.,
Series EMG 13, 11.94%, 12/30/09 [UAH]                                                 15,138,000         3,603,331             0.1


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., 20%, 10/18/07                                                              $     2,663,000   $     3,000,961             0.1%
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., Series EMG4, 18.70%, 7/6/06 [TRY]                                               13,546,521         8,143,037             0.1
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., Series EM 868, 27.50%, 8/25/05                                                  17,926,488        16,865,240             0.3
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., Series EM 872, 25.85%, 10/20/05 2                                                3,153,815         3,408,942             0.1
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., Series EM 880, 20%, 10/18/07                                                     9,297,912        11,599,238             0.2
(Nassau Branch), Turkey (Republic of) Credit Linked
Nts., Series NAS 316, 18.641%, 2/23/06                                                 4,608,206         3,975,960             0.1
(Nassau Branch), Ukraine (Republic of) Credit Linked
Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                                            4,564,000         1,086,379             0.0
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Botswana (Republic of) Credit Linked Nts., 10.75%,
6/1/05 4 [BWP]                                                                         7,300,000         1,586,291             0.0
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                                  32,168,840         5,783,162             0.1
European Investment Bank, Russian Federation
Credit Linked Nts., 5.65%, 1/19/10                                                     5,340,000         3,954,003             0.1
Indonesia (Republic of) Credit Linked Nts., 9.50%,
6/22/15                                                                                5,810,000         5,380,060             0.1
Indonesia (Republic of) Credit Linked Nts.,
14.25%, 6/22/13 4                                                                      7,156,337         8,594,761             0.1
Indonesia (Republic of) Credit Linked Nts.,
Series II, 14.25%, 6/22/13 4                                                           7,088,620         8,513,433             0.1
Indonesia (Republic of) Credit Linked Nts.,
Series III, 14.25%, 6/22/13 1                                                          5,932,800         7,125,293             0.1
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                                     110,137,000         4,021,588             0.1
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                                      353,400,000        13,368,876             0.2
Nigeria (Federal Republic of) Credit Linked Nts.,
11%, 6/2/05 [NGN]                                                                    783,093,000         5,743,271             0.1
Nigeria (Federal Republic of) Credit Linked Nts.,
11%, 6/16/05 [NGN]                                                                   621,665,000         4,562,151             0.1
Nigeria (Federal Republic of) Credit Linked Nts.,
11.64%, 6/2/05 [NGN]                                                                 506,967,000         3,718,139             0.1
Nigeria (Federal Republic of) Credit Linked Nts.,
13%, 8/17/05 [NGN]                                                                   451,308,000         3,210,094             0.1
Nigeria (Federal Republic of) Credit Linked Nts.,
13.25%, 4/14/05 [NGN]                                                                365,430,000         2,736,463             0.1
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                             7,145,000         7,726,907             0.1
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                             7,145,000         7,642,773             0.1
Philippines (Republic of) Credit Linked Nts.,
12%, 1/20/09 4 [PHP]                                                                 165,970,000         3,141,921             0.1
Philippines (Republic of) Credit Linked Nts.,
12.375%, 11/1/09 4 [PHP]                                                             325,490,000         6,344,085             0.1
Philippines (Republic of) Credit Linked Nts.,
12.375%, 3/1/15 4 [PHP]                                                               56,660,000         1,036,216             0.0


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Romania (The State of) Credit Linked Nts.,
6%, 5/12/05 [ROL]                                                                109,100,000,000   $     3,835,361             0.1%
Romania (The State of) Credit Linked Nts.,
11.49%, 12/7/06 [ROL]                                                             58,983,700,000         2,213,529             0.0
Russian Federation Credit Linked Nts.,
8.40%, 12/2/09 [RUR]                                                                 148,752,000         5,481,064             0.1
Ukraine (Republic of) Credit Linked Nts.,
6.57%, 8/5/11                                                                         35,010,000        37,844,760             0.6
Ukraine (Republic of) Credit Linked Nts.,
10.208%, 7/1/09 4 [UAH]                                                               32,072,000         7,239,558             0.1
Ukraine (Republic of) Credit Linked Nts.,
11.70%, 5/31/06 [UAH]                                                                 13,119,000         2,643,840             0.0
Ukraine (Republic of) Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                                                 2,047,000           472,063             0.0
Ukraine (Republic of) Credit Linked Nts.,
11.94%, 12/30/09 [UAH]                                                                 7,254,000         1,672,859             0.0
Videocon International Ltd. Credit Linked Nts,
4.86%, 12/29/09 4                                                                     14,820,000        14,714,778             0.2
-----------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through
Certificates:
Series 3-1, 7.75%, 12/29/09 9,11                                                      79,623,000        77,831,483             1.3
Series 3-3, 8%, 12/29/09 9,11                                                         95,438,000        92,813,455             1.5
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                       265,220,721             4.3
                                                                                                   ---------------
Total Structured Notes (Cost $739,685,431)                                       864,933,763,633       754,503,267

-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0% (COST $23,962)                                                                      23,152             0.0
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 30.09% in joint repurchase agreement (Principal
Amount/Value $334,731,000, with a maturity value of $334,755,361) with Cantor
Fitzgerald & Co./ Cantor Fitzgerald Securities, 2.62%, dated 3/31/05, to be repurchased at $100,719,330 on 4/1/05, collateralized by U.S. Treasury Bonds,
2.50%-3.625%, 5/31/06-7/15/09, with a value of $341,656,477 (Cost $100,712,000)      100,712,000       100,712,000             1.6
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $6,467,255,920)                                                                                6,524,456,232           106.5


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE      PERCENT OF
                                                                                          AMOUNT        SEE NOTE 1      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2% 12
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%                                                                   $     4,000,000             0.1%
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.68% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/ MLPFS, 2.95%, dated 3/31/05, to be repurchased at $3,392,958 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.0%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014                                    $     3,392,680         3,392,680             0.0
-----------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.0%                                                                               1,000,000             0.0
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.1%                                                                          5,080,623             0.1
                                                                                                   --------------------------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $13,473,303)                                                                    13,473,303

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE (COST $6,480,729,223)                                                     6,537,929,535           106.7
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                 (410,173,662)           (6.7)
                                                                                                   --------------------------------
NET ASSETS                                                                                         $ 6,127,755,873           100.0%
                                                                                                   ================================

FOOTNOTES TO SUMMARY STATEMENT OF INVESTMENTS

"Other securities" are unaffiliated holdings that are not individually one of the top 50 holdings of the Fund, do not individually represent more than 1% of the Fund's net assets and are issued by an entity in which the Fund's aggregate holdings of of securities issued by that entity do not represent more than 1% of net assets.

The following footnotes to the summary statement of investments apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso                  NOK    Norwegian Krone
AUD    Australian Dollar               PHP    Philippines Peso
BRR    Brazilian Real                  PLZ    Polish Zloty
BWP    Botswana Pula                   ROL    Romanian Leu
EUR    Euro                            RUR    Russian Ruble
GBP    British Pound Sterling          SEK    Swedish Krona
JPY    Japanese Yen                    TRY    New Turkish Lira
NGN    Nigeria Naira                   UAH    Ukraine Hryvnia

1. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed repre-sent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,376,297 or 0.66% of the Fund's net assets as of March 31, 2005.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $364,647,655, which represents 5.95% of the Fund's net assets, of which $6,119 is considered restricted. In addition, the


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

Fund has restricted currency of $3,997,671, which represents 0.07% of the Fund's net assets. See Note 12 of Notes to Financial Statements.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

7. Issue is in default. See Note 1 of Notes to Financial Statements.

8. Non-income producing security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $538,903,764 or 8.79% of the Fund's net assets as of March 31, 2005.

10. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $6,119. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES        GROSS         GROSS           SHARES
                 SEPTEMBER 30, 2004    ADDITIONS    REDUCTIONS   MARCH 31, 2005
--------------------------------------------------------------------------------
Prandium, Inc.            1,019,757           --            --        1,019,757

                                                    UNREALIZED         DIVIDEND
                                                  DEPRECIATION           INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                    $ 11,979,881             $ --

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

12. The investments have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

MARCH 31, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately
$33,527,511) --see accompanying statement:
Unaffiliated companies (cost $6,468,743,223)                                            $  6,537,923,416
Affiliated companies (cost $11,986,000)                                                            6,119
                                                                                        -----------------
                                                                                           6,537,929,535
---------------------------------------------------------------------------------------------------------
Cash                                                                                          15,721,794
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $19,940,513)                                                   19,911,333
---------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                              20,487,368
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                         20,717,029
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      8,894,586
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $138,558,999 sold on a when-issued basis
or forward commitment)                                                                       154,508,308
Interest, dividends and principal paydowns                                                    81,497,724
Shares of beneficial interest sold                                                             9,022,081
Other                                                                                            114,071
                                                                                        -----------------
Total assets                                                                               6,868,803,829

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $898,783)                                         767,076
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    33,960,671
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         13,480,791
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $581,972,672 purchased on a when-issued basis
or forward commitment)                                                                       663,609,354
Shares of beneficial interest redeemed                                                        11,299,059
Closed foreign currency contracts                                                              8,906,172
Distribution and service plan fees                                                             3,744,309
Dividends                                                                                      3,284,180
Transfer and shareholder servicing agent fees                                                    667,904
Shareholder communications                                                                       656,407
Futures margins                                                                                  264,766
Trustees' compensation                                                                           129,209
Other                                                                                            278,058
                                                                                        -----------------
Total liabilities                                                                            741,047,956

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  6,127,755,873
                                                                                        =================


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      1,448,389
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 7,060,112,696
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (3,059,712)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions            (1,009,062,775)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             78,317,275
                                                                                        -----------------
NET ASSETS                                                                              $  6,127,755,873
                                                                                        =================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,281,377,891 and 1,012,287,589 shares of beneficial interest outstanding)             $           4.23
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                $           4.44
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,006,549,963 and 237,173,966 shares of beneficial interest outstanding)               $           4.24
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $736,420,940
and 174,466,729 shares of beneficial interest outstanding)                              $           4.22
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $71,225,735
and 16,830,273 shares of beneficial interest outstanding)                               $           4.23
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $32,181,344 and 7,630,238 shares of beneficial interest outstanding)          $           4.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                $    167,227,089
---------------------------------------------------------------------------------------------------------
Fee income                                                                                     5,547,640
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $149,078)                                       1,655,080
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                           144,965
                                                                                        -----------------
Total investment income                                                                      174,574,774

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                               16,447,631
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        5,206,689
Class B                                                                                        5,420,597
Class C                                                                                        3,655,005
Class N                                                                                          153,395
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        2,889,085
Class B                                                                                          723,563
Class C                                                                                          468,674
Class N                                                                                          101,702
Class Y                                                                                          480,554
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          322,717
Class B                                                                                          108,862
Class C                                                                                           50,370
Class N                                                                                           11,548
Class Y                                                                                              761
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      427,462
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            62,545
---------------------------------------------------------------------------------------------------------
Other                                                                                             88,718
                                                                                        -----------------
Total expenses                                                                                36,619,878
Less reduction to custodian expenses                                                            (104,095)
Less waivers and reimbursements of expenses                                                     (354,101)
                                                                                        -----------------
Net expenses                                                                                  36,161,682

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        138,413,092


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                             $     49,261,018
Closing of futures contracts                                                                  (5,526,589)
Closing and expiration of option contracts written                                             1,598,129
Closing and expiration of swaption contracts written                                          (1,106,727)
Foreign currency transactions                                                                 62,640,743
Swap contracts                                                                               (28,731,804)
                                                                                        -----------------
Net realized gain                                                                             78,134,770
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                  305,498,697
Translation of assets and liabilities denominated in foreign currencies                     (262,252,287)
Futures contracts                                                                             (2,236,539)
Option contracts written                                                                      (1,567,809)
Swaption contracts written                                                                       515,661
Swap contracts                                                                                 6,441,884
                                                                                        -----------------
Net change in unrealized appreciation                                                         46,399,607

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    262,947,469
                                                                                        =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS                YEAR
                                                                               ENDED               ENDED
                                                                      MARCH 31, 2005       SEPTEMBER 30,
                                                                         (UNAUDITED)                2004
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                               $    138,413,092    $    288,935,524
---------------------------------------------------------------------------------------------------------
Net realized gain                                                         78,134,770         125,469,004
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                      46,399,607         106,949,202
                                                                    -------------------------------------
Net increase in net assets resulting from operations                     262,947,469         521,353,730

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (182,328,443)       (192,285,670)
Class B                                                                  (42,767,361)        (57,497,267)
Class C                                                                  (28,650,843)        (28,954,074)
Class N                                                                   (2,474,717)         (1,737,495)
Class Y                                                                   (5,176,242)        (10,331,686)
---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  166,648,402         102,366,894
Class B                                                                 (159,518,737)       (576,954,365)
Class C                                                                   26,946,621         (13,106,700)
Class N                                                                   18,559,209          21,566,186
Class Y                                                                 (121,403,902)        (97,360,343)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total decrease                                                           (67,218,544)       (332,940,790)
---------------------------------------------------------------------------------------------------------
Beginning of period                                                    6,194,974,417       6,527,915,207
                                                                    -------------------------------------
End of period (including accumulated net investment income
(loss) of $(3,059,712) and $119,924,802, respectively)              $  6,127,755,873    $  6,194,974,417
                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       MARCH 31, 2005                                                                  SEPT. 30,
CLASS  A                                  (UNAUDITED)           2004            2003           2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     4.23     $     4.08      $     3.64     $     3.72     $     4.18    $     4.33
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .10 1          .20             .26            .32            .36           .43
Net realized and unrealized gain (loss)           .08            .15             .43           (.08)          (.43)         (.17)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  .18            .35             .69            .24           (.07)          .26
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.18)          (.20)           (.25)          (.30)          (.26)         (.41)
Tax return of capital distribution                 --             --              --           (.02)          (.13)           --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.18)          (.20)           (.25)          (.32)          (.39)         (.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     4.23     $     4.23      $     4.08     $     3.64     $     3.72    $     4.18
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               4.34%          8.73%          19.59%          6.63%         (1.79)%        6.18%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $4,281,378     $4,117,666      $3,873,018     $3,202,825     $3,186,441    $3,431,763
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $4,260,146     $4,025,554      $3,521,307     $3,263,490     $3,349,859    $3,517,517
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.67%          4.69%           6.60%          7.91%          8.90%         9.98%
Total expenses                                   0.94% 4        0.95% 4,5       0.95% 4        1.01% 4        0.93% 4       0.95% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            53% 6          90% 7          104%           117%           209%          136%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,412,344,867 and $3,594,875,272, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       MARCH 31, 2005                                                                  SEPT. 30,
CLASS B                                   (UNAUDITED)           2004            2003           2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     4.24     $     4.10      $     3.66     $     3.73     $     4.19    $     4.34
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .08 1          .16             .22            .28            .33           .39
Net realized and unrealized gain (loss)           .09            .15             .44           (.05)          (.43)         (.17)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  .17            .31             .66            .23           (.10)          .22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.17)          (.17)           (.22)          (.28)          (.24)         (.37)
Tax return of capital distribution                 --             --              --           (.02)          (.12)           --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.17)          (.17)           (.22)          (.30)          (.36)         (.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     4.24     $     4.24      $     4.10     $     3.66     $     3.73    $     4.19
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               3.95%          7.66%          18.62%          6.11%         (2.53)%        5.37%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $1,006,550     $1,163,555      $1,686,295     $1,847,182     $2,186,638    $2,581,391
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $1,088,868     $1,424,322      $1,757,152     $2,056,449     $2,394,886    $2,907,627
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.91%          4.16%           5.92%          7.22%          8.14%         9.01%
Total expenses                                   1.70% 4        1.69% 4,5       1.68% 4        1.75% 4        1.68% 4       1.71% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            53% 6          90% 7          104%           117%           209%          136%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu-tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,412,344,867 and $3,594,875,272, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       MARCH 31, 2005                                                                  SEPT. 30,
CLASS C                                   (UNAUDITED)           2004            2003           2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     4.22     $     4.07      $     3.64     $     3.71     $     4.17    $     4.32
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .08 1          .17             .23            .29            .33           .39
Net realized and unrealized gain (loss)           .09            .15             .42           (.06)          (.43)         (.17)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  .17            .32             .65            .23           (.10)          .22
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.17)          (.17)           (.22)          (.28)          (.24)         (.37)
Tax return of capital distribution                 --             --              --           (.02)          (.12)           --
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.17)          (.17)           (.22)          (.30)          (.36)         (.37)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     4.22     $     4.22      $     4.07     $     3.64     $     3.71    $     4.17
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               3.96%          7.95%          18.45%          6.15%         (2.54)%        5.39%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  736,421     $  710,085      $  698,196     $  568,487     $  553,399    $  548,332
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  734,524     $  716,206      $  623,598     $  571,292     $  554,279    $  568,742
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.93%          4.06%           5.85%          7.15%          8.15%         9.21%
Total expenses                                   1.69% 4        1.69% 4,5       1.69% 4        1.75% 4        1.68% 4       1.71% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            53% 6          90% 7          104%           117%           209%          136%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu-tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,412,344,867 and $3,594,875,272, respectively.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                         MARCH 31, 2005                                                       SEPT. 30,
CLASS N                                     (UNAUDITED)            2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $      4.23     $      4.08     $      3.65     $      3.72     $      4.13
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .09 2           .17             .25             .30             .22
Net realized and unrealized gain (loss)             .08             .16             .42            (.05)           (.41)
                                            -----------------------------------------------------------------------------
Total from investment operations                    .17             .33             .67             .25            (.19)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.17)           (.18)           (.24)           (.30)           (.15)
Tax return of capital distribution                   --              --              --            (.02)           (.07)
                                            -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.17)           (.18)           (.24)           (.32)           (.22)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      4.23     $      4.23     $      4.08     $      3.65     $      3.72
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 4.11%           8.28%          18.82%           6.70%          (4.61)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    71,226     $    52,969     $    30,110     $    15,508     $     3,215
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    62,018     $    40,043     $    22,627     $     8,954     $     1,348
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              4.22%           4.19%           6.08%           7.07%           9.74%
Total expenses                                     1.41%           1.38%           1.34%           1.22%           0.98%
Expenses after payments and waivers and
reduction to custodian expenses                    1.40%            N/A 5,6         N/A 5           N/A 5           N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              53% 7           90% 8          104%            117%            209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu-tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,412,344,867 and $3,594,875,272, respectively.

8. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                           SIX MONTHS                                                                       YEAR
                                                ENDED                                                                      ENDED
                                       MARCH 31, 2005                                                                  SEPT. 30,
CLASS Y                                   (UNAUDITED)           2004            2003           2002           2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     4.22     $     4.07      $     3.64     $     3.71     $     4.17    $     4.32
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .10 1          .21             .26            .32            .36           .46
Net realized and unrealized gain (loss)           .09            .14             .42           (.06)          (.42)         (.19)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                  .19            .35             .68            .26           (.06)          .27
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.19)          (.20)           (.25)          (.31)          (.26)         (.42)
Tax return of capital distribution                 --             --              --           (.02)          (.14)           --
                                           ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.19)          (.20)           (.25)          (.33)          (.40)         (.42)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     4.22     $     4.22      $     4.07     $     3.64     $     3.71    $     4.17
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               4.44%          8.80%          19.33%          7.06%         (1.58)%        6.55%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   32,181     $  150,699      $  240,296     $  152,767     $  103,858    $   75,748
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   92,381     $  213,632      $  194,308     $  127,992     $   94,400    $   57,127
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.70%          4.80%           6.57%          7.86%          9.09%        11.39%
Total expenses                                   1.59%          1.29%           1.41%          1.74%          1.35%         0.83%
Expenses after payments and waivers and
reduction to custodian expenses                  0.82%          0.90%           0.91%          0.90%          0.78%          N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            53% 5          90% 6          104%           117%           209%          136%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu-tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,412,344,867 and $3,594,875,272, respectively.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


                     38 | OPPENHEIMER STRATEGIC INCOME FUND
with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 12.3% of the Fund's net assets and resulted in unrealized cumulative gains of $14,817,836.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $581,972,672 of securities issued on a when-issued basis or forward commitment and sold $138,558,999 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty;


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $68,071,561, representing 1.11% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                     40 | OPPENHEIMER STRATEGIC INCOME FUND
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $978,096,454 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $78,134,770 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal period.

As of September 30, 2004, the Fund had available for federal income tax purposes post-October losses of $25,835,930 and unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2007    $   16,381,920
                              2008       358,683,799
                              2009        52,578,252
                              2010       185,647,798
                              2011       294,188,800
                              2012       122,914,725
                                      --------------
                              Total   $1,030,395,294
                                      ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   SIX MONTHS ENDED MARCH 31, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                         SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                129,589,941    $   558,020,078        239,096,359    $   999,651,057
Dividends and/or
distributions reinvested             30,199,799        130,480,572         32,121,259        134,314,145
Redeemed                           (121,048,122)      (521,852,248)      (246,819,671)    (1,031,598,308)
                                   ----------------------------------------------------------------------
Net increase                         38,741,618    $   166,648,402         24,397,947    $   102,366,894
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                 13,816,758    $    59,685,618         31,907,359    $   133,737,139
Dividends and/or
distributions reinvested              6,443,185         27,933,188          8,657,421         36,309,677
Redeemed                            (57,197,218)      (247,137,543)      (178,229,376)      (747,001,181)
                                   ----------------------------------------------------------------------
Net decrease                        (36,937,275)   $  (159,518,737)      (137,664,596)   $  (576,954,365)
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                 18,273,065    $    78,500,629         34,946,299    $   145,838,345
Dividends and/or
distributions reinvested              4,867,106         20,991,040          4,955,123         20,669,780
Redeemed                            (16,890,203)       (72,545,048)       (43,114,379)      (179,614,825)
                                   ----------------------------------------------------------------------
Net increase (decrease)               6,249,968    $    26,946,621         (3,212,957)   $   (13,106,700)
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                  5,700,580    $    24,525,114          7,364,068    $    30,835,235
Dividends and/or
distributions reinvested                530,942          2,294,524            393,458          1,645,805
Redeemed                             (1,917,271)        (8,260,429)        (2,615,117)       (10,914,854)
                                   ----------------------------------------------------------------------
Net increase                          4,314,251    $    18,559,209          5,142,409    $    21,566,186
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                  7,391,779    $    33,105,522         19,171,754    $    79,967,710
Dividends and/or
distributions reinvested              1,210,488          3,882,181          1,795,794          7,487,037
Redeemed                            (36,680,923)      (158,391,605)       (44,274,233)      (184,815,090)
                                   ----------------------------------------------------------------------
Net decrease                        (28,078,656)   $  (121,403,902)       (23,306,685)   $   (97,360,343)
                                   ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended March 31, 2005, were $2,089,927,166 and $2,318,821,721, respectively.
There were purchases of $900,605,138 and sales of $907,752,219 of U.S. government and government agency obligations for the six months ended March 31, 2005. In addition, there were purchases of $3,412,344,867 and sales of $3,594,875,272 of To Be Announced (TBA) mortgage-related securities for the six months ended March 31, 2005.


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $4,436,712 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated


                     44 | OPPENHEIMER STRATEGIC INCOME FUND
expenses under the plan at March 31, 2005 for Class B, Class C and Class N shares were $95,710,589, $21,615,405 and $967,165, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B        CLASS C        CLASS N
                       CLASS A     CONTINGENT      CONTINGENT     CONTINGENT     CONTINGENT
                     FRONT-END       DEFERRED        DEFERRED       DEFERRED       DEFERRED
                 SALES CHARGES  SALES CHARGES   SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS         RETAINED BY    RETAINED BY     RETAINED BY    RETAINED BY    RETAINED BY
ENDED              DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------
March 31, 2005      $1,175,773         $8,999      $1,161,678        $43,410        $15,267

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2005, OFS waived $1,577 and $352,524 for Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                         VALUATION
                                                       CONTRACT              AS OF
                                      EXPIRATION         AMOUNT          MARCH 31,         UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                       DATES         (000S)               2005       APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]                      2/2/06         34,420ARP    $ 11,293,576       $         --     $   141,640
Australian Dollar [AUD]                  4/26/05         26,510AUD      20,430,627                 --          52,987
Brazilian Real [BRR]             10/13/05-1/5/10        394,235BRR     148,410,239          6,349,985          34,075
British Pound Sterling [GBP]      4/26/05-7/6/05         13,430GBP      25,328,091             77,464              --
Chilean Peso [CLP]               4/28/05-4/29/05     21,223,760CLP      36,212,123             44,657              --
Czech Koruna [CZK]                       4/22/05        246,950CZK      10,661,317            806,771              --
Dominican Republic
Peso [DOP]                               4/15/05         99,582DOP       3,750,737            244,326              --
Hungary Forints [HUF]                    4/11/05      1,626,625HUF       8,509,114                 --          43,517
Indian Rupee [INR]              11/9/05-12/20/05        330,950INR       7,493,131            162,324          11,103
Japanese Yen [JPY]                5/16/05-7/5/05     49,652,000JPY     465,605,185            229,524       4,626,841
New Zealand Dollar [NZD]                 4/26/05         28,670NZD      20,341,009                 --          55,976
Polish Zloty [PLZ]                       9/21/05        743,220PLZ      44,978,954                 --       1,169,089
Russian Ruble [RUR]                     10/27/05        220,595RUR       7,881,028            323,817              --
Slovakia Koruna [SKK]                    6/21/05        171,940SKK       5,766,723                 --         269,437
South African Rand [ZAR]                 4/11/05         42,375ZAR       6,773,854                 --          68,217
South Korean Won [KRW]           6/28/05-6/29/05     32,916,000KRW      32,348,742             83,696          37,202
Swiss Franc [CHF]                        4/25/05         27,905CHF      23,358,316                 --         173,924
Thailand Baht [THB]                      8/31/05        297,500THB       7,612,493                 --         138,940
                                                                                         -----------------------------
                                                                                            8,322,564       6,822,948
                                                                                         -----------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]                   6/3/05         80,000AUD      61,468,333            953,667              --
British Pound Sterling [GBP]       5/9/05-6/8/05         70,405GBP     132,744,948            395,411       3,304,088
Canadian Dollar [CAD]                    8/17/05         14,600CAD      12,095,729                 --         273,867
Euro [EUR]                        4/11/05-9/9/05        716,450EUR     930,360,006          7,686,199       1,805,887
Japanese Yen [JPY]               4/21/05-6/29/05      8,375,000JPY      78,382,961          1,753,959              --
Norwegian Krone [NOK]                    4/21/05        129,390NOK      20,428,674                 --          27,397
Swiss Franc [CHF]                        4/21/05         24,260CHF      20,302,458              4,915              --
Turkish Lira [TRY]                6/21/05-2/1/08        122,838TRY      97,066,691          1,600,314       1,246,604
                                                                                         -----------------------------
                                                                                           12,394,465       6,657,843
                                                                                         -----------------------------
Total unrealized appreciation and depreciation                                           $ 20,717,029     $13,480,791
                                                                                         =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                                   EXPIRATION    NUMBER OF    VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION                    DATES    CONTRACTS     MARCH 31, 2005  (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                      6/17/05          690     $   20,575,800    $    179,187
Nikkei 225 Index                       6/9/05           34          1,972,000         (34,854)
United Kingdom Long Gilt              6/28/05           12          2,495,606          22,759
U.S. Long Bonds                       6/21/05        2,151        239,567,625        (912,945)
U.S. Treasury Nts., 10 yr             6/21/05        1,635        178,649,297         369,221
                                                                                 -------------
                                                                                     (376,632)
                                                                                 -------------
CONTRACTS TO SELL

CAC-40 10 Index                       6/17/05          154          7,982,176          15,222
DAX Index                             6/17/05          153         21,630,689            (921)
Euro-Bundesobligation, 10 yr           6/8/05          101         15,529,095        (187,240)
FTSE 100 Index                        6/17/05          197         18,288,310         271,835
Japan (Government of)
Bonds, 10 yr                    6/8/05-6/9/05          106         31,331,624        (267,303)
Nikkei 225 Index                       6/9/05          116         12,591,999         290,784
Standard & Poor's 500 Index           6/16/05          280         82,873,000       2,025,450
U.S. Treasury Nts., 2 yr              6/30/05        2,290        473,779,531       1,265,772
U.S. Treasury Nts., 5 yr              6/21/05        2,471        264,628,656       1,747,474
U.S. Treasury Nts., 10 yr             6/21/05            4            437,063          (2,836)
                                                                                 -------------
                                                                                    5,158,237
                                                                                 -------------
                                                                                 $  4,781,605
                                                                                 =============


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended March 31, 2005 was as follows:

                                                  CALL OPTIONS                PUT OPTIONS
                            ----------------------------------   -------------------------
                                 PRINCIPAL/                       PRINCIPAL/
                                  NUMBER OF          AMOUNT OF     NUMBER OF    AMOUNT OF
                                  CONTRACTS           PREMIUMS     CONTRACTS     PREMIUMS
------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004           21,980,010,785    $     1,608,916            --    $      --
Options written                      19,135             36,925    17,775,000       41,124
Options closed or expired   (21,980,029,920)        (1,645,841)  (17,775,000)     (41,124)
                            --------------------------------------------------------------
Options outstanding as of
March 31, 2005                           --    $            --            --    $      --
                            ==============================================================


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of March 31, 2005, the Fund had entered into the following total return swap agreements:

                                      PAID BY      RECEIVED BY
SWAP                 NOTIONAL     THE FUND AT      THE FUND AT   TERMINATION    UNREALIZED
COUNTERPARTY           AMOUNT  MARCH 31, 2005   MARCH 31, 2005         DATES  APPRECIATION
------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                    Six-Month
                   $6,880,000       LIBOR BBA            5.10%       1/14/15    $  148,526
                                    Six-Month
                    6,880,000       LIBOR BBA            5.08        1/20/15       143,911
                                                                                ----------
                                                                                $  292,437
                                                                                ==========

Index abbreviation is as follows:
LIBOR BBA London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

As of March 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                    RATE             RATE
                                                 PAID BY      RECEIVED BY
                                             THE FUND AT      THE FUND AT                                         UNREALIZED
SWAP                            NOTIONAL       MARCH 31,        MARCH 31,        FLOATING     TERMINATION       APPRECIATION
COUNTERPARTY                      AMOUNT            2005             2005      RATE INDEX           DATES     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets
Holdings, Inc.:
                                                                                Six-Month
                              10,790,000PLZ         5.90%            5.52%           WIBO         3/24/10      $       5,988
                                                                                Six-Month
                              17,264,000PLZ         5.90             5.55            WIBO         3/24/10             16,666
                                                                              Three-Month
                           9,874,000,000KRW         3.63             4.34           KWCDC         2/17/10             96,575
                                                                              Three-Month
                             125,000,000            2.77             4.96       LIBOR BBA          5/6/14          2,485,000
-----------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                                                                                   90-Day
                             461,160,000TWD         2.59             1.19            CPTW         8/19/09             (8,391)
                          10,124,000,000KRW         3.55             4.31           KWCDC          3/4/10             75,491
                           8,100,000,000KRW         3.55             4.27           KWCDC          3/4/10             45,807
                               8,100,000KRW         3.55             4.27           KWCDC          3/4/10             46,119
                           4,050,000,000KRW         3.55             4.28           KWCDC          3/4/10             24,865
                         110,124,000,000KRW         3.55           4.1728           KWCDC          3/4/10             44,665
                                                                              Three-Month
                              23,210,000CAD        3.475             2.59            CDOR         1/28/07            123,203
                                                                              Three-Month
                              55,900,000EUR         2.77             4.96         EURIBOR          3/8/15            487,762
                                                                              Three-Month
                              76,540,000           4.816           2.9588       LIBOR BBA          3/8/15          1,055,957
                                                                              Three-Month
                              43,910,000          3.1025             2.94      LIBOR flat          3/4/08          1,617,798
                             609,375,000INR         4.88           4.9716             IRS         1/15/09            638,602
                                                                              Three-Month
                              90,000,000          2.7944             5.32       LIBOR BBA         5/12/14          3,735,997
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                               4,542,460BRR        18.69            16.28            BZDI          1/4/10            (56,153)
                              11,935,160BRR        18.25            17.72            BZDI          1/2/07            (56,331)
                               3,045,954BRR        18.70            16.15            BZDI          1/4/10            (51,046)
                               3,943,250BRR        18.70            16.25            BZDI          1/4/10            (44,161)
                              64,630,000MXN         9.72            10.22        MXN TIIE         1/30/15           (313,263)


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                    RATE             RATE
                                                 PAID BY      RECEIVED BY
                                             THE FUND AT      THE FUND AT                                         UNREALIZED
SWAP                             NOTIONAL      MARCH 31,        MARCH 31,        FLOATING     TERMINATION       APPRECIATION
COUNTERPARTY                       AMOUNT           2005             2005      RATE INDEX           DATES     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                              52,966,419BRR        18.63%           18.00%           BZDI          1/2/07     $     (145,937)
                              20,477,290BRR        18.25            17.17            BZDI          1/2/08           (147,053)
                              86,020,000MXN         9.72             9.74        MXN TIIE          1/5/10           (250,671)
                              29,500,000MXN         9.79            10.85        MXN TIIE          3/5/15            (41,041)
                             172,040,000MXN         9.82             9.84        MXN TIIE        12/31/09           (440,809)
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank:
                                                                                   28-Day
                             112,070,000MXN        9.715            10.88        MXN TIIE        11/16/14           (157,081)
                                                                                Six-Month
                           3,075,000,000HUF         8.88             7.00      LIBOR flat         7/14/08            331,885
                                                                              Three-Month
                             209,000,000            4.24           2.6925           LIBOR         7/23/09          2,581,794
                                                                              Three-Month
                             300,000,000            4.59             3.06       LIBOR BBA         3/24/10          1,392,105
                                                                              Three-Month
                             180,000,000            2.70             3.89       LIBOR BBA         4/26/09         (2,597,186)
                                                                              Three-Month
                             134,000,000            2.70             4.84       LIBOR BBA         4/26/14            964,657
                                                                              Three-Month
                              16,745,000            2.73             4.94       LIBOR BBA         4/30/14            248,854
                                                                              Three-Month
                              22,120,000           3.052             2.97      LIBOR flat         7/14/08            853,340
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                              12,222,137           18.68            16.88            BZDI          1/2/08           (111,351)
                                                                              Three-Month
                              80,800,000            3.82           2.7706      LIBOR flat        11/10/08          1,347,958
                                                                              Three-Month
                             253,000,000            2.32             2.77      LIBOR flat        11/10/05          1,915,278
                                                                                                              ---------------
                                                                                                              $   15,715,892
                                                                                                              ===============


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
CAD         Canadian Dollar
EUR         Euro
HUF         Hungary Forints
INR         Indian Rupee
KRW         South Korean Won
MXN         Mexican Nuevo Peso
PLZ         Polish Zloty
TWD         New Taiwan Dollar

Index abbreviations are as follows:

BZDI        Brazil Cetip Interbank Deposit Rate
CDOR        Canada Bankers Acceptances Rate
CPTW        Bloomberg Taiwan Secondary Commercial Papers
EURIBOR     Euro Interbank Offered Rate
IRS         India Swap Composites
KWCDC       South Korean Won-3 Months
LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the six months ended March 31, 2005, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                     UNREALIZED
                                        EXPIRATION     NOTIONAL    APPRECIATION
CONTRACT DESCRIPTION                         DATES       AMOUNT  (DEPRECIATION)
--------------------------------------------------------------------------------
Deutsche Bank AG:
Peru (Republic of) Credit Nts.             2/20/15  $21,300,000      $  353,200
United Mexican States Credit Bonds         9/20/13   14,505,000        (588,561)
--------------------------------------------------------------------------------
JPMorgan Chase Bank:
Jordan (Kingdom of) Credit Nts.             6/6/06    4,350,000         (37,996)
Russian Federation Credit Bonds            10/9/13    8,060,000        (372,409)


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                 UNREALIZED
                                              EXPIRATION        NOTIONAL       APPRECIATION
CONTRACT DESCRIPTION                               DATES          AMOUNT     (DEPRECIATION)
--------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds        8/20/09     $29,440,000        $(2,636,468)
General Motors Corp. Credit Bonds                6/20/06       8,700,000           (123,088)
General Motors Corp. Credit Bonds                6/20/10       8,700,000            (49,199)
Turkey (Republic of) Credit Bonds               11/11/06      10,710,000            132,435
Turkey (Republic of) Credit Bonds               11/11/09       4,860,000           (106,050)
--------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Bonds        8/20/09      24,020,000         (2,121,765)
Hungary (Republic of) Credit Bonds               12/2/13      21,410,000           (537,368)
Turkey (Republic of) Credit Bonds                2/20/15      14,230,000            426,714
--------------------------------------------------------------------------------------------
UBS AG:
Brazil (Federal Republic of) Credit Bonds       10/20/09      10,895,000           (336,143)
Brazil (Federal Republic of) Credit Bonds        4/20/10      26,300,000           (691,724)
Russian Federation Credit Bonds                  11/4/14      13,120,000           (425,321)
                                                                                ------------
                                                                                $(7,113,743)
                                                                                ============

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the six months ended March 31, 2005 was as follows:

                                                 CALL SWAPTIONS                   PUT SWAPTIONS
                                  --------------------------------------------------------------
                                      NOTIONAL        AMOUNT OF         NOTIONAL      AMOUNT OF
                                        AMOUNT         PREMIUMS           AMOUNT       PREMIUMS
                                  --------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004                  74,945,000      $   741,585       94,160,000      $ 439,416
Swaptions written                  224,710,000        1,541,818       94,160,000        439,416
Swaptions closed or expired       (146,890,000)      (1,384,620)    (188,320,000)      (878,832)
                                  --------------------------------------------------------------
Swaptions outstanding as of
March 31, 2005                     152,765,000      $   898,783               --      $      --
                                  ==============================================================


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS Continued

As of March 31, 2005, the Fund had entered into the following swaption ontracts:

                               NOTIONAL        EXPIRATION     EXERCISE         PREMIUM          VALUE
SWAPTIONS                        AMOUNT             DATES        PRICE        RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------------------
British Pound Sterling       71,945,000GBP        6/29/05         5.12GBP     $640,440     $  761,366
Deutsche Bank AG             80,820,000AUD         5/3/05        5.755AUD      258,343          5,710
                                                                              ------------------------
                                                                              $898,783     $  767,076
                                                                              ========================

Notional amount is denoted in the following currencies:
AUD    Australian Dollar
GBP    British Pound Sterling

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                                                                                         UNREALIZED
                                 ACQUISITION                     VALUATION AS OF       APPRECIATION
SECURITY                               DATES            COST      MARCH 31, 2005     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Geotek Communications,
Inc., Series B, Escrow Shares         1/4/01     $     2,500          $       --     $       (2,500)
Prandium, Inc.                       3/18/99      11,986,000               6,119        (11,979,881)

CURRENCY
Argentine Peso [ARP]                 6/25/04         970,756             987,134             16,378
Russian Ruble [RUR]                  3/11/05       3,056,589           3,010,537            (46,052)

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also


                     54 | OPPENHEIMER STRATEGIC INCOME FUND
continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $31,441,856. Collateral of $33,960,671 was received for the loans, of which $13,473,303 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
14. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.
The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment teams and analysts. Mr. Steinmetz has been the person primarily responsible for the day-to-day management of the Fund's portfolio since October 1989 and the sole portfolio manager since May 2003. Mr. Steinmetz has been a Senior Vice President of the Manager since March 1993 and of HarbourView Asset Management Corporation since March 2000 and is an officer of other portfolios and accounts in the


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OppenheimerFunds complex. Mr. Steinmetz has had over 22 years of experience managing fixed income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-sector income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance were each better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-sector income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual management fees and actual total expenses are lower than its peer group average although its contractual management fees are slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced modest asset growth and that based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by both experienced counsel to the Fund and experienced counsel to the independent


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS
STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
--------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.91%, 4/20/08 1,2                                           $ 1,390,000   $ 1,390,000
--------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                    967,038       965,972
--------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                 3,702,015     3,692,454
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                 5,750,000     5,743,025
--------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                  4,660,000     4,585,675
--------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1,2.03%, 6/25/19                                                    577,612       576,521
Series 2004-D, Cl. AF1,2.98%, 4/25/20 1                                                2,436,903     2,422,671
Series 2005-B, Cl. AF1,4.02%, 3/26/35 1                                                1,780,000     1,780,000
--------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                   323,893       323,420
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                 1,141,352     1,139,433
Series 2003-3, Cl. 1A2, 1.93%, 5/25/18                                                   693,429       692,351
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                3,298,927     3,289,187
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                 940,000       934,230
--------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                      997,589     1,002,512
--------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                             4,080,000     4,051,586
--------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                    1,317,135     1,314,177
--------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                 4,345,000     4,434,296
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                 4,602,000     4,612,196
--------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1,2.97%, 8/25/33 2                                     937,885       938,495
--------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract
Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30 1             135,902           849
--------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                  14,441,000    14,916,249
--------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                     861,719       863,615
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                  3,354,799     3,352,066
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                 2,586,276     2,581,039
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                   7,721,000     7,687,460
Series 2005-A, Cl. A2, 3.17%, 9/8/07 1                                                 5,760,000     5,742,709
--------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 1,3,4    15,000,000         1,500
--------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 1                                               3,083,887     1,266,321


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 1,3,4                                                  $ 2,275,079   $    11,375
--------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                   930,000       920,766
--------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                 7,389,802     7,365,577
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                 3,460,000     3,429,532
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                       5,776,000     1,039,680
--------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 1                     4,814,000     3,771,496
--------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                   5,214,000     1,525,733
--------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                  3,185,722     3,177,369
--------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                  1,807,923     1,806,434
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                  3,289,857     3,284,411
Series 2005-1, Cl. A2, 3.21%, 5/21/07 1                                                2,330,000     2,323,902
--------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                   951,974       951,132
--------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                 1,546,019     1,545,192
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                  1,217,121     1,216,656
--------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.056%, 3/24/14 1,2                                                            3,119,039        31,190
--------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                  2,425,440     2,418,665
--------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                                                             4,420,411     1,179,697
--------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                 3,774,000     3,756,147
--------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                   666,915       668,568
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                  2,810,071     2,800,847
--------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3%, 11/25/34 1,2                                                1,855,529     1,856,983
--------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                             1,550,000     1,531,550
Series 2005-1, Cl. AF2, 3.914%, 5/25/35                                                  940,000       929,759
Series 2005-2, Cl. AF2, 4.415%, 4/25/35                                                1,600,000     1,600,000


                      16 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35             $ 8,933,753   $ 9,007,266
--------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                   526,593       526,568
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                  5,812,488     5,799,096
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                  4,265,000     4,253,895
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                  3,610,000     3,594,682
--------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                  4,929,000     4,901,659
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                  4,040,000     4,035,447
--------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                    1,569,359     1,567,311
--------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                 3,745,000     3,728,803
--------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                6,920,988     6,866,814
--------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                 1,588,862     1,587,703
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                 1,780,000     1,764,695
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                 4,602,000     4,577,433
                                                                                                  ------------
Total Asset-Backed Securities (Cost $214,736,748)                                                  181,654,042

--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--16.1%
--------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                               4,814,000     5,143,595
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                              19,255,000    20,547,197
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                                9,507,000    10,706,796
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                               6,551,953     6,830,941
--------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                     3,524,000     3,447,357
--------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                 6,014,385     6,104,530
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                 5,411,423     5,563,619
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                3,292,865     3,295,338
Series 2004-G, Cl. 2A1,2.469%, 8/25/34 2                                               1,470,545     1,468,555
--------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                 1,970,000     1,972,021
--------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 3.03%, 10/25/34 2                                             4,348,761     4,353,500
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                5,943,269     6,067,562
--------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30 1                                          36,400,000    10,920,000


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                 PRINCIPAL         VALUE
                                                                    AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS continued
----------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44              $ 3,857,925   $ 4,073,726
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                              46,470,494    47,653,219
6.50%, 7/1/28-8/1/32                                             7,354,837     7,654,072
7%, 3/1/31-10/1/31                                               7,689,319     8,105,823
7%, 6/1/35 5                                                     8,084,000     8,508,410
7.50%, 2/1/32                                                    2,553,783     2,732,855
8.50%, 8/1/31                                                    1,918,081     2,089,790
10%, 4/1/20-5/1/20                                                 287,640       324,235
10.50%, 5/1/20                                                     505,810       576,217
11.50%, 10/1/16                                                    433,847       478,498
12%, 6/1/17                                                      1,013,244     1,123,994
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                 978,284       983,059
Series 2055, Cl. ZM, 6.50%, 5/15/28                              2,961,330     3,070,587
Series 2080, Cl. Z, 6.50%, 8/15/28                               1,903,525     1,969,683
Series 2387, Cl. PD, 6%, 4/15/30                                 3,698,467     3,796,261
Series 2410, Cl. NE, 6.50%, 9/15/30                              4,458,622     4,502,815
Series 2423, Cl. PD, 6.50%, 11/15/30                             1,677,380     1,679,435
Series 2430, Cl. GD, 6.50%, 11/15/30                             1,583,447     1,586,301
Series 2430, Cl. ND, 6.50%, 1/15/31                              4,159,972     4,177,977
Series 2466, Cl. PD, 6.50%, 4/15/30                                368,624       368,966
Series 2498, Cl. PC, 5.50%, 10/15/14                               448,009       451,175
Series 2500, Cl. FD, 3.31%, 3/15/32 2                            1,439,852     1,445,778
Series 2526, Cl. FE, 3.21%, 6/15/29 2                            1,620,773     1,629,755
Series 2550, Cl. QK, 4.50%, 4/15/22                              1,227,358     1,229,870
Series 2551, Cl. FD, 3.21%, 1/15/33 2                            1,295,692     1,306,198
Series 2583, Cl. KA, 5.50%, 3/15/22                              6,393,775     6,471,274
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 4.61%, 7/1/26 6                               5,048,863     1,028,554
Series 192, Cl. IO, 10.795%, 2/1/28 6                              889,977       179,626
Series 200, Cl. IO, 10.725%, 1/1/29 6                            1,092,391       227,661
Series 203, Cl. IO, (0.241)%, 6/1/29 6                           4,062,559       865,285
Series 204, Cl. IO, (9.143)%, 5/1/29 6                             327,744        71,095
Series 205, Cl. IO, 5.219%, 9/1/29 6                             5,955,818     1,145,452
Series 206, Cl. IO, (17.59)%, 12/1/29 6                          1,918,011       380,958
Series 207, Cl. IO, (25.01)%, 4/1/30 6                           2,108,331       455,770
Series 208, Cl. IO, (8.16)%, 6/1/30 6                            3,474,145       646,411
Series 212, Cl. IO, (18.503)%, 5/1/31 6                          2,672,007       583,287
Series 214, Cl. IO, (17.93)%, 6/1/31 6                           1,949,254       396,510
Series 2074, Cl. S, 15.027%, 7/17/28 6                           1,128,950       141,245
Series 2079, Cl. S, 14.954%, 7/17/28 6                           1,768,424       215,368
Series 2526, Cl. SE, 20.651%, 6/15/29 6                          2,946,707       262,403
Series 2819, Cl. S, 14.399%, 6/15/34 6                          28,353,988     2,425,979
Series 2920, Cl. S, 30.867%, 1/15/35 6                          16,778,299       936,229


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL          VALUE
                                                                                           AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-4/1/35 5                                                                  $147,817,271   $146,058,158
5.50%, 3/1/33-1/1/34                                                                   41,520,009     41,677,228
5.50%, 4/1/20-4/1/35 5                                                                145,173,000    146,412,153
6%, 9/1/24                                                                              3,210,928      3,303,891
6%, 4/1/20-4/1/35 5                                                                    77,818,000     79,895,909
6.50%, 12/1/28-10/1/30                                                                  4,331,699      4,514,007
6.50%, 4/1/35 5                                                                       116,242,000    120,637,343
7%, 10/1/28-11/1/34                                                                     8,575,431      9,039,749
7%, 4/1/35 5                                                                            2,309,000      2,433,109
7.50%, 2/1/27                                                                           1,749,873      1,879,545
8.50%, 7/1/32                                                                             266,838        289,779
9.50%, 4/1/20-3/15/21                                                                     238,726        264,763
10.50%, 10/1/19                                                                            79,426         90,484
11%, 10/15/15-2/1/26                                                                      628,010        695,720
15%, 4/15/13                                                                              583,595        673,702
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10,
Cl. IO, 13.856%, 12/25/31 1,6                                                         304,564,069      7,064,546
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust  1998-63, Cl. PG, 6%, 3/25/27                                                       996,048        998,445
Trust  2001-50, Cl. LD, 6.50%, 5/25/30                                                    525,620        526,327
Trust  2001-50, Cl. NE, 6%, 8/25/30                                                     1,918,182      1,937,532
Trust  2001-70, Cl. LR, 6%, 9/25/30                                                     1,887,458      1,924,045
Trust  2001-72, Cl. NH, 6%, 4/25/30                                                     1,516,990      1,534,541
Trust  2001-74, Cl. PD, 6%, 5/25/30                                                       636,431        645,091
Trust  2002-77, Cl. WF, 3.234%, 12/18/32 2                                              1,968,084      1,981,486
Trust  2002-94, Cl. MA, 4.50%, 8/25/09                                                  2,432,879      2,433,982
Trust  2003-10, Cl. HP, 5%, 2/25/18                                                     6,060,000      5,995,608
Trust  2003-81, Cl. PA, 5%, 2/25/12                                                       757,214        757,653
Trust  2004-101, Cl. BG, 5%, 1/25/20                                                    3,993,000      3,963,635
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust  2001-T3, Cl. IO, (16.569)%, 11/25/40 6                                          33,033,540        976,399
Trust  2001-T4, Cl. IO, 2.86%, 7/25/41 1, 6                                            55,906,858      2,052,262
Trust  2002-28, Cl. SA, 15.584%, 4/25/32 6                                              1,581,861        136,986
Trust  2002-38, Cl. SO, 15.955%, 4/25/32 6                                              1,334,664         82,978
Trust  2002-39, Cl. SD, 7.63%, 3/18/32 6                                                2,425,776        215,385
Trust  2002-48, Cl. S, 14.324%, 7/25/32 6                                               2,531,579        231,349
Trust  2002-52, Cl. SL, 14.518%, 9/25/32 6                                              1,575,962        144,482
Trust  2002-53, Cl. SK, 7.796%, 4/25/32 6                                               1,512,532        153,439
Trust  2002-56, Cl. SN, 16.61%, 7/25/32 6                                               3,470,417        321,233
Trust  2002-77, Cl. IS, 13.641%, 12/18/32 6                                             2,273,872        211,633


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust  221, Cl. 2, 2.55%, 5/1/23 6                                                   $ 1,855,628   $   361,767
Trust  240, Cl. 2, 9.596%, 9/1/23 6                                                    2,810,873       579,884
Trust  301, Cl. 2, 1.893%, 4/1/29 6                                                    3,081,270       651,581
Trust  303, Cl. IO, 6.041%, 11/1/29 6                                                  1,990,535       433,573
Trust  313, Cl. 2, (22.70)%, 7/1/31 6                                                  9,427,698     2,127,662
Trust  321, Cl. 2, 1.26%, 3/1/32 6                                                    15,935,972     3,663,884
Trust  324, Cl. 2, (2.77)%, 6/1/32 6                                                  10,817,459     2,395,760
Trust  333, Cl. 2, 8.23%, 3/1/33 6                                                     6,865,860     1,656,605
Trust  338, Cl. 2, 8.343%, 6/1/33 6                                                    5,668,677     1,366,614
Trust  2001-81, Cl. S, 17.217%, 1/25/32 6                                              2,318,881       213,868
Trust  2002-9, Cl. MS, 14.197%, 3/25/32 6                                              2,990,772       287,136
Trust  2002-65, Cl. SC, 15.93%, 6/25/26 6                                              4,733,546       431,839
Trust  2002-77, Cl. SH, 22.769%, 12/18/32 6                                            2,702,976       264,777
Trust  2005-40, Cl. SA, 0%, 5/25/35 5, 6                                              27,000,000     1,573,594
Trust  2005-40, Cl. SB, 0%, 5/25/35 5, 6                                               8,960,000       522,200
--------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.751%, 4/29/39 1,2                                           8,183,001     8,271,222
--------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35         2,927,000     3,085,467
--------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                1,540,000     1,512,764
--------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl.A4, 4.547%, 12/10/41                                   2,320,000     2,276,481
--------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                     2,085,990     2,184,302
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/15/28-1/20/30                                                                    4,753,559     5,029,668
8%, 1/15/28-9/15/28                                                                    2,815,436     3,037,147
12.50%, 12/15/13-11/15/15                                                              2,604,998     2,932,534
13%, 10/15/15                                                                          3,980,642     4,508,800
13.50%, 6/15/15                                                                        5,088,757     5,803,034
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 12.155%, 3/16/28 6                                              2,141,260       240,998
Series 1998-19, Cl. SB, 13.754%, 7/16/28 6                                             3,580,953       442,257
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                    3,100,000     3,054,226
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
Cl. 3A1,4.513%, 12/25/34 1,2                                                           6,309,028     6,301,415
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2,7.77%, 10/15/32                                   10,301,000    11,514,590
--------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                   8,115,000     9,011,337


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                        PRINCIPAL          VALUE
                                                                                           AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2,7.95%, 5/15/25                                  $  9,627,000   $ 10,902,345
----------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                 669,191        575,505
----------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                       7,699,177      7,877,657
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.104%, 6/15/21 2                                                1,087,003      1,101,183
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.442%, 2/15/28 2,7                                             12,862,980     12,004,274
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                13,823,000      9,448,369
----------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                   3,341,000      3,541,141
----------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                  9,627,000     10,375,253
----------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 1,3,4                                                      624,465             --
Series 1992-2, Cl. B3, 10.38%, 4/15/09 1,2                                              1,048,675         78,651
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized
Mtg. Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                    1,025,403      1,052,724
Series 2001-UP2, Cl. AF2,7.25%, 10/25/31                                                1,272,454      1,319,073
----------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.421%, 1/20/28 1,2                   9,632,000      7,928,340
----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                                       2,407,000      2,422,580
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                         875,319        873,789
----------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (8.564)%, 9/15/22 6                                             26,292,688        781,850
Series 1995-2B, Cl. 2IO, (5.189)%, 6/15/25 6                                            1,953,729         53,780
Series 1995-3, Cl. 1IO, (25.392)%, 9/15/25 6                                           63,448,114        774,143
----------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                                4,580,000      4,518,627
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                                5,550,000      5,561,490
----------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized
Mtg. Obligations:
Series 2004-DD, Cl. 2A1,4.545%, 1/25/35 2                                               4,752,021      4,756,672
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                               5,535,306      5,547,529
Series 2004-W, Cl. A2, 4.623%, 11/25/34 2                                               3,227,353      3,226,022
                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $997,898,734)                                                986,985,377


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL          VALUE
                                                                             AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.5%
--------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8                               $ 56,845,000   $ 51,253,044
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]              10,869,000     14,476,877
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 3.625%, 9/15/06            78,600,000     78,365,536
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                           12,419,000     12,395,727
6%, 5/15/08 9                                                            15,044,000     15,817,788
6.625%, 9/15/09                                                          79,906,000     86,896,497
7.25%, 5/15/30                                                            6,436,000      8,322,829
--------------------------------------------------------------------------------------------------
Resolution Funding Corp. STRIPS, 6.14%, 1/15/21 8                        50,505,000     22,763,816
--------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                            2,773,000      3,538,620
Series A, 6.79%, 5/23/12                                                 76,141,000     85,877,378
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.25%, 5/15/16                                                            2,734,000      3,353,530
STRIPS, 4.94%, 2/15/16 8,10                                              23,586,000     14,142,684
                                                                                      ------------
Total U.S. Government Obligations (Cost $396,082,079)                                  397,204,326

--------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.0%
--------------------------------------------------------------------------------------------------
ARGENTINA--1.1%
Argentina (Republic of) Bonds:
2.352%, 5/3/05 2                                                            696,000        692,080
3.01%, 8/3/12 2                                                          49,824,000     42,006,963
Series PRE8, 2%, 1/3/10 1,3,4 [ARP]                                      18,754,000     10,176,838
Series PR12, 2%, 1/3/16 1,3,4 [ARP]                                      12,712,891      6,004,975
--------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, 5.83%, 12/31/33 [ARP]       18,145,019      5,630,945
--------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1,4/1/07 1,3,4 [ARP]                                              786,123        311,102
                                                                                      ------------
                                                                                        64,822,903
--------------------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]     78,453,000     61,149,873
--------------------------------------------------------------------------------------------------
AUSTRIA--1.0%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                        34,899,000     59,333,231
--------------------------------------------------------------------------------------------------
BELGIUM--0.8%
Belgium (Kingdom of) Bonds:
Series 26, 6.25%, 3/28/07 [EUR]                                          29,030,000     40,318,295
Series 28, 5.75%, 3/28/08 [EUR]                                           8,453,000     11,898,828
                                                                                      -------------
                                                                                        52,217,123
--------------------------------------------------------------------------------------------------
BRAZIL--1.7%
Brazil (Federal Republic of) Bonds:
8.75%, 2/4/25                                                            31,180,000     29,309,200
10.50%, 7/14/14                                                           6,296,000      6,941,340
Series 15 yr., 3.125%, 4/15/09 2                                            124,418        121,930


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
BRAZIL Continued
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                  $    57,203,943   $ 56,810,666
-----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                    10,884,200     12,127,720
                                                                                               ------------
                                                                                                105,310,856

-----------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                     6,802,000      8,264,430
8.25%, 1/15/15 7                                                                   6,802,000      8,264,430
                                                                                               ------------
                                                                                                 16,528,860

-----------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Bonds, 5%, 6/1/14 [CAD]                                    16,280,000     14,142,871
-----------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%
Colombia (Republic of) Bonds, 12%, 10/22/15 [COP]                             25,018,000,000     10,142,822
-----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                             30,820,300,000     12,990,251
-----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                        5,040,000      4,662,000
-----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]                 10,686,000     15,849,683
                                                                                               ------------
                                                                                                 43,644,756

-----------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.2%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                              7,229,000      6,596,463
-----------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06 5,7                         3,500,000      3,255,000
                                                                                                -----------
                                                                                                  9,851,463

-----------------------------------------------------------------------------------------------------------
ECUADOR--0.2%
Ecuador (Republic of) Unsec. Bonds, 8%, 8/15/30 2                                 14,479,000     13,139,693
-----------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 7                                 4,592,000      4,729,760
-----------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                 2,879,000      3,751,560
-----------------------------------------------------------------------------------------------------------
FRANCE--2.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                             10,787,000     14,959,144
5.50%, 10/25/10 [EUR]                                                              4,968,000      7,200,551
5.75%, 10/25/32 [EUR]                                                             24,497,000     40,256,685
-----------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
5 yr., 4.75%, 7/12/07 [EUR]                                                          795,000      1,080,371
5 yr., 5%, 7/12/05 [EUR]                                                          41,012,000     53,586,256
5 yr., 5%, 1/12/06 [EUR]                                                          19,570,000     25,915,416
                                                                                               ------------
                                                                                                142,998,423


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                       40,473,000   $  52,449,163
5.375%, 1/4/10 [EUR]                                                                     3,762,000       5,374,077
Series 02, 5%, 7/4/12 [EUR]                                                             12,657,000      18,084,007
Series 140, 4.50%, 8/17/07 [EUR]                                                         3,283,000       4,438,942
Series 143, 3.50%, 10/10/08 [EUR]                                                       40,016,000      53,065,564
                                                                                                     -------------
                                                                                                       133,411,753

------------------------------------------------------------------------------------------------------------------
GREECE--0.8%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                    11,298,000      14,944,883
4.60%, 5/20/13 [EUR]                                                                     2,619,000       3,624,292
------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                             22,379,000      30,191,619
                                                                                                     -------------
                                                                                                        48,760,794

------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 7                                                                        2,802,000       3,267,833
10.25%, 11/8/11                                                                          1,150,000       1,341,188
                                                                                                     -------------
                                                                                                         4,609,021

------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                    1,468,430,000       7,728,333
------------------------------------------------------------------------------------------------------------------
ISRAEL--0.5%
Israel (State of) Aid Bonds, United States Gtd., 5.50%, 12/4/23                         10,975,000      11,633,676
------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, Series 2682,7.50%, 3/31/14 [ILS]                               67,570,000      16,338,838
                                                                                                     -------------
                                                                                                        27,972,514

------------------------------------------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                        10,686,000      14,371,377
Buoni del Tesoro Poliennali, 4.75%, 7/1/05 [EUR]                                         6,390,000       8,335,669
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                         18,703,000      25,672,591
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                                      20,376,000      26,936,796
                                                                                                     -------------
                                                                                                        75,316,433

------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Front Loaded Interest Reduction
Bonds, 3/29/18 1,3,4                                                                        87,000          15,116
------------------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18 1,3,4 [FRF]                90,454,126       2,904,757
                                                                                                     -------------
                                                                                                         2,919,873


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                          PRINCIPAL         VALUE
                                                                                             AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
JAPAN--1.6%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                  10,545,700,000   $98,787,137
-----------------------------------------------------------------------------------------------------------------
MEXICO--1.0%
Mexican Williams Sr. Nts., 3.242%, 11/15/08 1,2                                           1,500,000     1,553,438
-----------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                            10,152,000    10,786,500
8.30%, 8/15/31                                                                            5,979,000     6,860,903
SeriesMI10, 8%, 12/19/13 [MXN]                                                          133,391,000    10,254,925
SeriesM20, 8%, 12/7/23 [MXN]                                                            196,136,200    13,612,945
SeriesMI10, 9.50%, 12/18/14 2 [MXN]                                                      88,263,400     7,359,301
-----------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]            1,408,000,000    14,097,070
                                                                                                      -----------
                                                                                                       64,525,082

-----------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                     17,523,000    12,801,373
-----------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                            3,445,000     3,221,075
-----------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                  3,049,468     2,480,684
                                                                                                      -----------
                                                                                                        5,701,759

-----------------------------------------------------------------------------------------------------------------
NORWAY--1.5%
Norway (Kingdom of) Bonds:
5.50%, 5/15/09 [NOK]                                                                     31,700,000     5,427,868
6%, 5/16/11 [NOK]                                                                       413,660,000    73,440,619
6.50%, 5/15/13 [NOK]                                                                     63,440,000    11,805,678
                                                                                                      -----------
                                                                                                       90,674,165

-----------------------------------------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                            9,098,000     9,075,255
8.125%, 4/28/34                                                                           6,364,000     6,395,820
9.375%, 1/16/23                                                                          17,502,000    19,689,750
                                                                                                      -----------
                                                                                                       35,160,825

-----------------------------------------------------------------------------------------------------------------
PERU--0.8%
Peru (Republic of) Bonds:
8.375%, 5/3/16                                                                            3,080,000     3,218,600
Series2, 9%, 1/31/12 [PEN]                                                                9,180,000     2,844,547
Series8-1, 12.25%, 8/10/11 [PEN]                                                         10,125,000     3,688,737
-----------------------------------------------------------------------------------------------------------------
Peru(Republic of) Sr. Nts., 4.53%, 2/28/16 8                                             56,124,120    33,131,752
-----------------------------------------------------------------------------------------------------------------
Peru(Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                    7,395,000     7,727,775
                                                                                                      -----------
                                                                                                       50,611,411


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL          VALUE
                                                                                           AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.8%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                                      $  6,243,000   $  6,361,292
9.375%, 1/18/17                                                                         4,063,000      4,306,780
9.50%, 2/2/30                                                                          21,985,000     21,545,300
10.625%, 3/16/25                                                                        7,773,000      8,355,975
Series 5-56, 12.375%, 10/28/09 [PHP]                                                   81,290,000      1,535,133
Series 5-57, 11.50%, 1/27/10 [PHP]                                                    276,370,000      5,123,335
                                                                                                    ------------
                                                                                                      47,227,815

----------------------------------------------------------------------------------------------------------------
POLAND--0.8%
Poland (Republic of) Bonds:
Series DS0509, 6%, 5/24/09 [PLZ]                                                      111,325,000     35,983,089
Series DS1013, 5%, 10/24/13 [PLZ]                                                      35,620,000     10,843,071
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                     8,180,000      2,682,016
                                                                                                    ------------
                                                                                                      49,508,176

----------------------------------------------------------------------------------------------------------------
PORTUGAL--0.4%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.:
3.25%, 7/15/08 [EUR]                                                                   13,930,000     18,270,451
4.875%, 8/17/07 [EUR]                                                                   4,728,000      6,444,331
                                                                                                    ------------
                                                                                                      24,714,782

----------------------------------------------------------------------------------------------------------------
RUSSIA--1.9%
Aries Vermoegensverwaltungs GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 1 [EUR]                                                       5,880,000      8,601,185
Series C, 9.60%, 10/25/14                                                              60,300,000     72,796,271
----------------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 1                             17,240,000     16,949,851
----------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 2,7                                 5,262,000      5,433,015
----------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                          13,929,250     14,301,300
                                                                                                    ------------
                                                                                                     118,081,622

----------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.6%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                                     55,260,000     11,720,233
Series R186, 10.50%, 12/21/26 [ZAR]                                                    84,263,000     16,869,199
Series R203, 8.25%, 9/15/17 [ZAR]                                                      22,894,000      3,544,740
Series R204, 8%, 12/21/18 [ZAR]                                                        23,568,000      3,568,977
                                                                                                    ------------
                                                                                                      35,703,149

----------------------------------------------------------------------------------------------------------------
SPAIN--1.3%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                                                   19,900,000     32,626,966
----------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.02%, 6/17/05 8 [EUR]                              34,730,000     44,820,487
                                                                                                    ------------
                                                                                                      77,447,453


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                         PRINCIPAL           VALUE
                                                                                            AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
SWEDEN--2.0%
Sweden (Kingdom of) Bonds:
Series 1043, 5%, 1/28/09 [SEK]                                                          83,065,000  $   12,587,797
Series 1045, 5.25%, 3/15/11 [SEK]                                                      716,810,000     111,641,873
                                                                                                    --------------
                                                                                                       124,229,670

------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.4%
Netherlands (Kingdom of the) Bonds, 5.50%, 1/15/28 [EUR]                                16,529,000      25,861,715
------------------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                               23,202,000      22,795,965
------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                           14,230,000      18,961,475
                                                                                                    --------------
                                                                                                        41,757,440

------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.4%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                          79,104,000     145,899,246
------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.3%
Venezuela (Republic of) Debs., Series DL, 3.625%, 12/18/07 2                                20,016          20,016
------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
7%, 3/16/15 [EUR]                                                                       11,560,000      14,190,944
8.50%, 10/8/14                                                                           4,562,000       4,512,388
                                                                                                    --------------
                                                                                                        18,723,348
                                                                                                    --------------
Total Foreign Government Obligations (Cost $1,878,173,149)                                           1,959,756,261

------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.9%
Algeria (Republic of) Loan Participation Nts., 4.003%, 3/4/10 1,2                        6,634,475       6,551,544
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 3.813%, 1/25/06 2               23,680,000      23,746,304
OAO Gazprom Loan Participation Nts., 8.27%, 8/4/05 1,2                                  25,000,000      25,685,000
                                                                                                    --------------
Total Loan Participations (Cost $54,731,879)                                                            55,982,848

------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.1%
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 7                                            1,585,000       1,561,225
------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                                 3,177,000       3,319,965
------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            1,829,000       1,957,030
------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                   700,000         579,250
------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 7                                                                    650,000         607,750
8.375% Sr. Sub. Nts., 12/15/14 7                                                         1,925,000       1,573,688
------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                        3,370,000       3,538,409


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL         VALUE
                                                                                      AMOUNT    SEE NOTE 1
----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                               $ 2,407,000   $ 2,232,493
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                           2,888,000     3,182,142
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                          1,550,000     1,232,250
----------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3,4                                     3,658,000     2,359,410
----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                             6,406,000     6,213,820
----------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13          1,000,000     1,010,000
----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                               2,407,000     2,607,111
----------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 7                                                            1,500,000     1,372,500
11% Sr. Sub. Nts., 6/15/12                                                         4,717,000     3,844,355
----------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                          3,577,000     3,979,413
----------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 7                                                   3,851,000     3,764,353
10.25% Sr. Sec. Nts., Series B, 7/15/13                                            2,984,000     3,342,080
----------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                             1,600,000     1,604,000
----------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                         2,900,000     2,479,500
                                                                                               -----------
                                                                                                52,360,744

----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 7                             1,595,000     1,523,225
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                   4,693,000     4,622,605
----------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                      3,851,000     4,178,335
----------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                    3,466,000     3,769,275
----------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4            33,500            --
----------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 7                                           970,000     1,003,950
----------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                 2,246,000     2,358,300
----------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                   1,100,000     1,144,000
----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                          1,829,000     2,091,200
----------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                   3,049,000     3,071,868
----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                    2,022,000     2,011,890
9% Sr. Sub. Nts., 3/15/12                                                          6,932,000     7,573,210
----------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                   2,984,000     3,215,260
----------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                      3,370,000     3,749,125
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                      4,621,000     5,048,443
----------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                4,910,000     5,327,350
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                 1,050,000     1,134,000


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL          VALUE
                                                                                          AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 7                                                           $ 1,600,000   $  1,576,000
6.375% Sr. Sub. Nts., 7/15/09                                                          3,177,000      3,169,058
6.875% Sr. Sub. Nts., 2/15/15 7                                                        2,230,000      2,218,850
8% Sr. Sub. Nts., 4/1/12                                                               2,150,000      2,289,750
---------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                          6,739,000      7,379,205
---------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 7                                                          1,595,000      1,579,050
8.875% Sr. Sub. Nts., 3/15/10                                                          3,562,000      3,793,530
---------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                      4,525,000      4,547,625
---------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                                      10,800,000             --
---------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                            2,984,000      3,405,490
---------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                         5,776,000      5,458,320
9.625% Sr. Nts., 6/1/14                                                                1,209,000      1,121,348
9.75% Sr. Nts., 4/15/13                                                                1,200,000      1,125,000
---------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                     7,702,000      8,452,945
---------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                     3,900,000      3,890,250
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                    2,407,000      2,536,376
---------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                    4,814,000      5,187,085
---------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                      3,658,000      4,188,410
---------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 7               11,553,000     11,033,115
                                                                                                   ------------
                                                                                                    123,250,218

---------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                       6,354,000      6,767,010
---------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                   2,022,000      2,199,170
9.75% Sr. Sub. Nts., 9/15/10 10                                                        2,238,000      2,608,532
---------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                           2,503,000      2,690,725
---------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                         1,974,000      2,154,171
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      700,000        744,853
---------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 7                                        1,595,000      1,507,275
---------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                       2,696,000      2,824,060
---------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                   1,925,000      2,184,875
---------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                               1,925,000      2,074,188
---------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                    3,370,000      3,622,750
---------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                      3,321,000      3,669,705
---------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                4,621,000      4,621,000
                                                                                                    -----------
                                                                                                     37,668,314


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 7                                    $ 1,575,000   $ 1,598,625
--------------------------------------------------------------------------------------------------------------
MEDIA--3.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                     1,400,000     1,162,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                                 3,610,000     3,032,400
8.375% Sr. Nts., Series B, 2/1/08 3,4                                                  4,236,000     3,600,600
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3,4                                           6,065,000     5,140,088
9.875% Sr. Nts., Series B, 3/1/07 3,4                                                  1,500,000     1,282,500
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                      300,000       262,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                               1,500,000     1,391,250
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                     100,000        89,000
--------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                    2,696,000     2,669,040
--------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                        1,450,000     1,392,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                     6,799,000     7,002,970
--------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                     975,000     1,009,125
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            500,000       517,500
--------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                               2,888,000     3,090,160
--------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4 [EUR]               3,000,000       388,888
--------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                            900,000       931,500
--------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 11                                      11,932,000     8,292,740
8.375% Sr. Nts., Second Lien, 4/30/14 7                                               18,329,000    18,512,290
--------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                    1,829,000     1,993,610
--------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 11                             4,429,000     3,166,735
--------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                 2,118,000     2,282,145
--------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
6.75% Sr. Nts., 4/15/12 7                                                              1,150,000     1,147,125
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                        8,279,000     8,651,555
--------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                         4,140,000     4,574,700
--------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                              5,161,000     4,980,365
8.50% Sr. Nts., 8/15/10                                                                2,359,000     2,530,028
9.875% Sr. Sub. Nts., 8/15/13                                                          4,138,000     4,634,560
--------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                              6,883,000     7,158,320
--------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                         10,098,000    10,981,575
--------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 7                                                             8,413,000     8,171,126
9.125% Sr. Nts., 1/15/09                                                               2,124,000     2,277,990
--------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                              2,696,000     2,655,560


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MEDIA Continued
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                         $ 1,925,000  $  2,011,625
--------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                        1,400,000     1,466,500
--------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                 109,000       101,915
--------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                      1,500,000     1,571,250
--------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                  1,800,000     1,881,000
--------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                     2,118,000     2,054,460
--------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                            1,550,000     1,697,250
--------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                    4,796,000     4,807,990
--------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875% Sr. Unsec. Sub. Nts., 10/1/13                            2,275,000     2,240,875
--------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                            3,937,000     4,173,220
--------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                   5,017,000     5,142,425
8.875% Sr. Unsec. Nts., 5/15/11                                                          109,000       114,178
--------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 7                                                            2,696,000     2,952,120
10.875% Sr. Sub. Nts., 12/15/12 7                                                      4,140,000     4,792,050
--------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                         2,792,000     3,001,400
--------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 7                                2,599,000     2,806,920
--------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Nts., 3/15/15                                       1,750,000     1,732,500
--------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                 14,037,000    12,069,847
--------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                      10,975,000    11,249,375
8.75% Sr. Sub. Nts., 12/15/11                                                            800,000       844,000
--------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09               10,446,000    10,968,300
--------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                              2,166,000     2,274,300
--------------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 7,11                                                 9,570,000     6,651,150
7.385% Sr. Nts., 12/15/11 2,7                                                          1,270,000     1,308,100
--------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                         7,124,000     6,598,605
                                                                                                  ------------
                                                                                                   219,483,300

--------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                        5,218,000     5,531,080
9.875% Nts., 10/1/11                                                                   1,350,000     1,464,750
                                                                                                  ------------
                                                                                                     6,995,830

--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                               5,680,000     5,822,000
--------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 7                        1,000,000       965,000


                      31 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                         $ 5,295,000   $ 5,850,975
--------------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 7                                                                       3,177,000     3,232,598
--------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1               3,634,000     3,720,308
--------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                750,000       712,500
--------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                           1,350,000     1,532,250
--------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                                   4,300,000            --
--------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                             3,851,000     4,332,375
--------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                      1,250,000     1,250,000
                                                                                                   -----------
                                                                                                    27,418,006

--------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts.,
5/1/12 7                                                                               6,970,000     7,701,850
--------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                1,500,000     1,548,750
7.73% Sr. Nts., 4/1/12 2,7                                                             3,125,000     3,085,938
12.25% Sr. Nts., 12/15/12                                                              3,229,000     3,535,755
--------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                       1,500,000     1,597,500
--------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                  2,407,000     2,569,473
                                                                                                   -----------
                                                                                                    20,039,266

--------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
--------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06 1                             1,300,000     1,365,000
--------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                              1,925,000     2,069,375
                                                                                                   -----------
                                                                                                     3,434,375

--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                1,509,000     1,490,138
--------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                        2,647,000     2,584,134
--------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,3,4,12                                   8,836,185            --
--------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                           3,851,000     3,928,020
9.50% Sr. Sec. Nts., 2/15/11                                                           1,925,000     2,050,125
                                                                                                   -----------
                                                                                                    10,052,417

--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                            4,525,000     4,887,000
--------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                 4,188,000     4,585,860
--------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14                    1,150,000     1,150,000


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 7                                                       $ 1,265,000   $ 1,239,700
8.625% Sr. Sub. Nts., 12/15/12                                                         3,755,000     4,083,563
--------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                            6,017,000     6,408,105
--------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                2,407,000     2,539,385
8.875% Sr. Unsec. Nts., 3/15/11                                                        1,700,000     1,836,000
--------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                            1,800,000     1,953,000
--------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                             2,600,000     2,236,000
--------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                   2,936,000     3,038,760
8% Sr. Nts., Series B, 10/15/09                                                        1,000,000     1,065,000
--------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                 1,925,000     2,122,313
--------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                     3,851,000     7,359,306
                                                                                                   -----------
                                                                                                    44,503,992

--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 7                                1,900,000     1,862,000
--------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                               2,792,000     3,022,340
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                    2,888,000     3,017,960
                                                                                                   -----------
                                                                                                     7,902,300

--------------------------------------------------------------------------------------------------------------
ENERGY--3.3%
--------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                           1,829,000     1,947,885
--------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                   1,829,000     1,915,878
--------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Unsec. Nts., Series B, 12/1/14            2,455,000     2,430,450
--------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                     11,529,000    11,860,459
--------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                   1,925,000     2,054,938
--------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                       3,081,000     3,165,728
                                                                                                   -----------
                                                                                                    23,375,338

--------------------------------------------------------------------------------------------------------------
OIL & GAS--2.9%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                             1,733,000     1,882,750
--------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 7                                                             1,900,000     1,885,750
6.875% Sr. Unsec. Nts., 1/15/16                                                        3,937,000     3,996,055
9% Sr. Nts., 8/15/12                                                                   1,000,000     1,108,750
--------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 7                                           1,275,000     1,236,750
--------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                         5,181,000     5,181,000
--------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                             4,453,000     4,419,603


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                        $ 8,891,000  $  9,046,593
--------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                               3,370,000     3,589,050
--------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                    1,600,000     1,600,000
--------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                             33,604,000    34,579,188
--------------------------------------------------------------------------------------------------------------
Nak Naftogaz Ukraine, 8.125% Bonds, 9/30/09                                            1,180,000     1,205,724
--------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                                3,129,000     3,394,965
--------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                    8,251,000     8,849,198
8.50% Unsub. Nts., 2/15/08                                                             3,321,000     3,618,230
9.125% Unsec. Unsub. Nts., 10/13/10                                                    7,336,000     8,491,420
--------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                   4,814,000     5,403,715
--------------------------------------------------------------------------------------------------------------
Range Resources Corp., 6.375% Sr. Sub. Nts., 3/15/15 7                                 1,595,000     1,539,175
--------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                    2,984,000     3,062,748
8% Sr. Unsub. Nts., 3/1/32                                                             4,332,000     4,672,794
8.875% Sr. Nts., 3/15/10                                                               2,599,000     2,831,091
--------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                   2,390,000     2,330,250
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                   1,000,000     1,047,500
--------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                        1,925,000     2,156,000
--------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 7                                           11,187,000    11,131,065
--------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                       13,526,000    14,595,771
--------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                              7,509,000     7,884,450
9.625% Sr. Sub. Nts., 4/1/12                                                           2,271,000     2,503,778
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                   15,562,000    16,320,648
7.625% Nts., 7/15/19                                                                     800,000       870,000
8.75% Unsec. Nts., 3/15/32                                                             1,925,000     2,295,563
--------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                               1,100,000     1,122,000
--------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                              5,006,000     5,742,388
                                                                                                  ------------
                                                                                                   179,593,962

--------------------------------------------------------------------------------------------------------------
FINANCIALS--1.8%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                              1,550,000     1,015,250
--------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 7                    3,828,000     4,383,060
--------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                    3,081,000     3,489,233
                                                                                                  ------------
                                                                                                     8,887,543


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                          PRINCIPAL         VALUE
                                                                                             AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                             $    4,012,000   $ 4,312,900
-----------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                           9,675,000    10,690,875
-----------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 8                                                          15,710,000     9,748,055
11.60% Sr. Unsec. Nts., 1/12/10 8                                                        20,620,000    11,083,250
12.28% Sr. Unsec. Nts., 3/9/09 8                                                         15,710,000     9,099,232
-----------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
3.95% Nts., 1/25/12 1 [COP]                                                           8,588,000,000     3,609,720
6.26% Nts., 12/8/09 1,2 [BRR]                                                             6,890,000     2,586,976
-----------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,3,4                       4,970,000            --
-----------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                 3,658,000     4,078,670
                                                                                                      -----------
                                                                                                       55,209,678

-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 7                                         1,600,000     1,488,000
-----------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 7                        1,690,000     1,703,926
-----------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 7                                                            960,000       996,000
-----------------------------------------------------------------------------------------------------------------
Argentine Beverages Financial Trust, 7.375% Bonds, 3/22/12 1                              3,485,000     3,485,000
-----------------------------------------------------------------------------------------------------------------
Crystal US Holdings, Inc., 0%/10.50% Sr. Disc. Nts., Series B, 10/1/14 7,11               3,100,000     2,185,500
-----------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                                             1,600,000     1,704,000
-----------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 7                                            2,965,000     2,772,275
-----------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 1,3,4                                         14,961,000            --
-----------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 2,7                                                                 950,000       988,000
8.375% Sr. Nts., 5/1/10 7                                                                   950,000       973,750
                                                                                                      -----------
                                                                                                       16,296,451

-----------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                    2,617,000     2,826,360
-----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                   1,591,000     1,630,775
-----------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 7                                                                3,660,000     3,513,600
9.50% Sr. Nts., 1/15/07                                                                   4,814,000     5,102,840
-----------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                           4,774,000     5,012,700
10.50% Sr. Unsec. Nts., 6/15/09                                                           2,696,000     2,898,200
-----------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 7                                      2,705,000     2,705,000
                                                                                                      -----------
                                                                                                       23,689,475


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                  $ 5,054,000   $ 5,192,985
--------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.8%
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 7                      5,804,000     5,455,760
--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                    2,843,000     3,098,870
--------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                      1,550,000     1,581,000
--------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                         3,995,000     4,304,613
--------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                    2,359,000     2,429,770
                                                                                                   -----------
                                                                                                    11,414,253

--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                   2,696,000     2,696,000
--------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 7                        3,081,000     3,019,380
--------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 1                                 1,580,000     1,585,925
--------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 7                                                             3,185,000     3,169,075
7.25% Sr. Sub. Nts., 3/15/15 7                                                         2,545,000     2,506,825
--------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                           1,350,000     1,339,875
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                     1,829,000     2,009,614
--------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                           3,167,000     3,329,309
--------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                    1,700,000     1,216,872
--------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11          2,888,000     3,140,700
--------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                   1,450,000     1,587,750
--------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                         8,857,000     8,892,835
6.375% Nts., 1/15/15                                                                   9,598,000     9,575,368
--------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                   10,109,000     9,755,185
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                     109,000       112,270
--------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                        3,177,000     3,129,345
--------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                  3,562,000     3,677,765
--------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                 2,875,000     3,191,250
--------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                              2,359,000     2,665,670
--------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                            5,006,000     5,406,480
--------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 7                                   3,190,000     3,205,950
--------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                               5,902,000     5,474,105
7.375% Nts., 2/1/13                                                                      109,000       103,278
9.875% Sr. Nts., 7/1/14                                                                3,634,000     3,797,530


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                    $ 6,850,000   $ 6,764,375
--------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                                   1,000,000     1,087,500
                                                                                                   -----------
                                                                                                    92,440,231

--------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 7                                   1,565,000     1,580,650
--------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.5%
--------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                         2,792,000     2,973,480
--------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                         1,400,000     1,533,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                    1,838,000     1,870,165
--------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                          3,851,000     3,716,215
7.625% Sr. Sub. Nts., 6/15/12                                                          1,700,000     1,814,750
--------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                  2,070,000     2,287,350
--------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                        2,984,000     3,077,250
--------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                               1,890,000     2,041,200
11% Sr. Sub. Nts., 2/15/13                                                             1,623,000     1,825,875
--------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                 1,350,000     1,336,500
                                                                                                   -----------
                                                                                                    22,475,785

--------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                                    9,855,000     4,385,475
--------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                               2,311,000     2,495,880
--------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 7                     1,300,000     1,196,000
--------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                     2,097,000     2,317,185
--------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                     1,550,000     1,503,500
                                                                                                   -----------
                                                                                                     7,512,565

--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 7                                                              2,550,000     2,435,250
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                2,600,000     2,366,000
8.875% Sr. Nts., Series B, 4/1/08                                                      9,435,000     9,800,606
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                 4,477,000     4,812,775
--------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4                  3,462,000            --
--------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                            2,000,000     1,795,000
--------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                              2,811,000     2,825,055


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
---- ---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Corrections Corp. of America:
6.25% Sr. Nts., 3/15/13 7                                                            $ 3,190,000   $ 3,078,350
7.50% Sr. Nts., 5/1/11                                                                 1,500,000     1,526,250
--------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                            5,680,000     6,077,600
--------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                                      4,958,000     5,001,383
--------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                2,311,000     2,524,768
                                                                                                   -----------
                                                                                                    42,243,037

--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09           1,245,000     1,201,425
--------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                             2,406,000     2,754,870
                                                                                                   -----------
                                                                                                     3,956,295

--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                           500,000       498,750
--------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                               2,407,000     2,178,335
--------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                              2,118,000     2,088,820
                                                                                                   -----------
                                                                                                     4,765,905

--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      330,000       275,550
--------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                              9,531,000    10,031,378
--------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 7                                       1,300,000     1,391,000
--------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 7                                        2,214,000     2,180,790
--------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 7                                950,000       954,750
--------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                      650,000       672,750
--------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                   3,755,000     4,111,725
--------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                2,311,000     2,501,658
--------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                    2,599,000     2,845,905
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                         5,295,000     5,784,788
--------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                      1,900,000     1,843,000
--------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                          3,851,000     4,082,060
                                                                                                   -----------
                                                                                                    36,399,804

--------------------------------------------------------------------------------------------------------------
MARINE--0.3%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                               6,113,000     7,014,668
--------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                          5,400,000        30,240


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
MARINE Continued
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 1,3,4                                                                        $11,216,000   $ 9,365,360
                                                                                                   -----------
                                                                                                    16,410,268

--------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                        1,925,000     1,973,125
--------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                            3,888,000     3,615,840
9.625% Sr. Nts., 12/1/12                                                               2,070,000     2,302,875
                                                                                                   -----------
                                                                                                     7,891,840

--------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                        6,309,000     5,804,280
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                 6,699,000     5,811,383
--------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4              11,529,000     6,052,725
                                                                                                   -----------
                                                                                                    11,864,108

--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                  2,118,000     2,260,965
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                          7,606,000     7,263,730
--------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                               4,814,000     5,126,910
--------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 7                                           2,235,000     2,106,488
                                                                                                   -----------
                                                                                                    14,497,128

--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                     2,116,376        27,434
--------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4                     1,921,661            --
--------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                              6,150,000       338,819
                                                                                                   -----------
                                                                                                       366,253

--------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 7                              4,570,000     4,461,463
--------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                      4,332,000     4,299,510
--------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                           1,600,000     1,672,000
                                                                                                  -------------
                                                                                                    10,432,973


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           PRINCIPAL         VALUE
                                                                              AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 7           $ 4,200,000   $ 4,147,500
--------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13               2,968,000     3,569,020
--------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                4,188,000     4,020,480
--------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14             2,203,000     2,313,150
--------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 7                 5,951,000     5,951,000
--------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 7                   647,000       664,793
--------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                         12,666,667    12,603,334
                                                                                       -----------
                                                                                        33,269,277

--------------------------------------------------------------------------------------------------
MATERIALS--4.4%
--------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 7                             955,000       963,831
--------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1               1,700,000     1,139,000
--------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                   3,658,000     3,996,365
--------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                             4,344,000     4,680,660
10.125% Sr. Unsec. Nts., 9/1/08                                              109,000       120,990
10.625% Sr. Unsec. Nts., 5/1/11                                            2,551,000     2,876,253
--------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                             70,000        82,250
12% Sr. Nts., 7/15/12 7                                                      591,000       694,425
--------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                       8,413,000     8,791,585
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                               1,910,000     2,593,528
--------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                        5,295,000     5,745,075
--------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                            109,000       130,800
--------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 7                            3,100,000     3,270,500
--------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                        3,947,000     4,243,025
--------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 7,11                 2,550,000     1,581,000
--------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    109,000       117,175
9.625% Sr. Sec. Nts., Series A, 5/1/07                                     1,974,000     2,126,985
9.875% Sec. Nts., Series B, 5/1/07                                         3,245,000     3,342,350
10.50% Sr. Sec. Nts., 6/1/13                                               5,250,000     6,063,750
--------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                850,000       915,875
--------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                          2,462,668     2,647,368
--------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 2                          413,804       438,632
--------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                             6,691,000     7,192,825
10.625% Sr. Unsec. Nts., 5/15/10                                             109,000       121,535


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                              2,715,000   $ 3,501,841
10.25% Sr. Unsec. Nts., 6/1/10                                                         3,081,000     3,373,695
--------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 7                                                        1,300,000     1,306,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                  1,200,000     1,338,000
--------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                                  1,925,000     1,973,125
--------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,12                             1,938,280     1,947,971
--------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                         973,000     1,069,084
                                                                                                   -----------
                                                                                                    78,385,998

--------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 7,11                              5,110,000     2,746,625
--------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                3,081,000     3,504,638
                                                                                                   -----------
                                                                                                     6,251,263

--------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                            3,466,000     3,821,265
10.875% Sr. Sec. Nts., 3/1/13                                                          1,781,000     2,074,865
--------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 7                                                             1,250,000     1,256,250
9.875% Sub. Nts., 10/15/14 7                                                           2,214,000     2,225,070
--------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                5,488,000     5,789,840
9.50% Sr. Sub. Nts., 8/15/13                                                           2,455,000     2,614,575
--------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                1,300,000     1,342,250
--------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                         3,081,000     3,327,480
--------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                           2,792,000     2,938,580
8.25% Sr. Unsec. Nts., 5/15/13                                                         1,609,000     1,709,563
8.75% Sr. Sec. Nts., 11/15/12                                                          7,702,000     8,452,945
8.875% Sr. Sec. Nts., 2/15/09                                                          5,584,000     5,988,840
--------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 11                               2,050,000     1,855,250
--------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                             3,033,000     3,048,165
--------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                4,525,000     4,694,688
9.25% Sr. Unsec. Nts., 2/1/08                                                          4,332,000     4,635,240
9.75% Sr. Unsec. Nts., 2/1/11                                                          7,606,000     8,176,450
--------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                     5,343,000     5,476,575
                                                                                                   -----------
                                                                                                    69,427,891


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
METALS & MINING--1.2%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                       $ 3,409,000   $ 3,298,208
7.875% Sr. Unsec. Nts., 2/15/09                                                        3,779,000     3,722,315
--------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                  5,180,000     5,363,631
8.875% Nts., 11/17/14 7                                                               10,015,000    10,403,081
--------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                       3,081,000     3,111,810
--------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                            2,311,000     2,207,005
--------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                   1,805,000     1,832,075
--------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                  2,455,000     2,737,325
--------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4             1,586,000            --
--------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                    1,000,000     1,117,500
--------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                          2,812,000     3,304,100
--------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                  5,006,000     5,431,510
--------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,4             4,332,000     3,725,520
--------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                 2,936,000     3,288,320
--------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                      1,100,000     1,182,500
--------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 7                                               4,760,000     4,688,600
--------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                        3,562,000     3,873,675
--------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                        3,177,000     3,288,195
--------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                          1,925,000     2,083,813
--------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                         2,311,000     2,484,325
--------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                1,781,000     1,981,363
10.75% Sr. Nts., 8/1/08                                                                2,937,000     3,392,235
                                                                                                   -----------
                                                                                                    72,517,106

--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                         1,700,000     1,734,000
--------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                    1,450,000     1,529,750
--------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                             2,407,000     2,512,306
--------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                       10,181,000    11,275,458
9.375% Sr. Unsec. Nts., 2/1/13                                                         6,161,000     6,915,723
--------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                         4,814,000     2,334,790
--------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 7,12 [EUR]                                     965,000     1,244,669
--------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                    2,230,000     2,118,500
--------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                1,900,000     1,852,500
--------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 1,3,4                               4,025,000       120,750


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 7                                                      $ 1,009,000   $   961,073
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                         4,380,000     3,679,200
--------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                3,851,000     3,523,665
8.50% Sr. Unsec. Nts., 2/1/11                                                            109,000       103,823
--------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,12                             3,061,000     3,367,100
                                                                                                   -----------
                                                                                                    43,273,307

--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                         600,000       600,000
9.375% Sr. Nts., 2/1/09                                                                1,025,000     1,081,375
--------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 7                                                                 3,190,000     3,046,450
8.375% Sr. Sub. Nts., 1/15/14 7                                                        1,120,000     1,108,800
--------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                   3,321,000     3,138,345
--------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                                2,070,000     2,282,175
7.50% Sr. Nts., Series B, 12/1/13                                                      2,407,000     2,653,718
--------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 1,3,4               6,486,356            --
--------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 7                                      3,160,000     3,239,000
--------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                       5,000,000       259,259
--------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                           2,050,000     1,716,875
--------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                                       4,700,000     4,794,000
7.688% Sr. Unsec. Nts., 5/1/09 2                                                       7,400,000     7,714,500
--------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 7,11                        1,250,000       818,750
--------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                4,763,000     4,584,388
--------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Nts., 2/15/11 7                    1,500,000     1,473,750
--------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 7                                                   10,590,000    11,569,575
--------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 2,7                                                                13,286,000    15,444,975
14.50% Nts., 12/15/14 7                                                                5,727,000     6,943,988
--------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                         4,835,000            --
--------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 7                          3,190,000     3,078,350
--------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr
Nts., 7/15/08                                                                          2,142,000     2,099,160
--------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                          750,000       727,500
--------------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 7                                    1,595,000     1,595,000
                                                                                                   -----------
                                                                                                    79,969,933


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.7%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                         $   109,000  $    124,533
12.50% Sr. Unsec. Nts., 2/1/11                                                         5,391,000     6,118,785
--------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  820,000       758,500
--------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                           3,947,000     4,025,940
--------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                      5,776,000     4,360,880
--------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 2                                         12,557,000    14,330,676
--------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                      21,148,000            --
--------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                              4,910,000     5,450,100
--------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 7                           960,000       984,000
--------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                  2,142,000     1,692,180
--------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 2,7                                         810,000       830,250
--------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                                  18,320,000    19,442,100
--------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 12.50% Sr. Nts., 11/15/09                                       6,392,000     7,063,160
--------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                               4,581,000     4,752,788
8% Sr. Sub. Nts., 12/15/12                                                             5,194,000     5,362,805
--------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                           1,600,000     1,640,000
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                2,118,000     2,033,280
9.75% Sr. Sub. Nts., 1/15/10                                                           4,404,000     4,051,680
9.875% Sr. Nts., 2/1/10                                                                3,418,000     3,452,180
--------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 7                                    4,451,000     4,629,040
--------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 11                                                   5,641,000     4,893,568
--------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                        5,251,000     4,857,175
--------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                       2,503,000     2,772,073
--------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                 1,593,000     1,823,985
                                                                                                  ------------
                                                                                                   105,449,678

--------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 7                                        7,798,000     8,538,810
--------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                  2,118,619     2,277,516
--------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                               3,430,000     3,344,250
8.41% Sr. Sec. Nts., 7/15/07 2,7                                                       2,708,750     2,329,525
--------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                             2,118,000     2,318,202
--------------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 1                                     4,477,000     4,253,150


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            PRINCIPAL         VALUE
                                                                               AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                   $ 1,309,000   $ 1,354,815
7.75% Sr. Nts., 8/1/10                                                      1,550,000     1,623,625
8.50% Sr. Nts., 4/15/11                                                     2,407,000     2,611,595
9.875% Sr. Unsec. Nts., 10/15/07                                            2,994,000     3,263,460
---------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                      1,829,000     2,121,640
---------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11          3,851,000     4,190,065
---------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 7                                                      1,915,000     1,898,462
6.125% Nts., 3/25/19 7                                                      1,115,000     1,109,051
---------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                      956,000     1,118,480
---------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                        10,691,000    11,973,920
---------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3,4                                          2,214,000     2,512,890
8.30% Sr. Unsec. Nts., 5/1/11 3,4                                             700,000       784,000
---------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                 1,550,000     1,635,250
---------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 7                              4,917,000     5,224,313
---------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                3,811,000     4,096,825
9.50% Sr. Sec. Nts., 7/15/13                                                4,910,000     5,364,175
---------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                         3,370,000     3,567,988
---------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 7                                5,299,000     5,338,743
                                                                                        -----------
                                                                                         82,850,750

---------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11 10                                           6,161,000     6,561,465
---------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                1,200,000     1,227,444
                                                                                        -----------
                                                                                          7,788,909

---------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                   3,606,049     4,038,775
---------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08            8,200,000     5,863,000
---------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                          1,200,000     1,253,868
---------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                       2,953,000     2,635,553
8.75% Sr. Nts., 2/15/12                                                     6,296,000     6,059,900
10.125% Sr. Sec. Nts., 7/15/13 7                                            7,413,000     8,117,235
---------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                           2,980,185     3,309,868


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL            VALUE
                                                                                          AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 7                                  $   640,000   $      639,885
                                                                                                   --------------
                                                                                                       31,918,084

-----------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12              1,829,000        2,043,908
                                                                                                   --------------
Total Corporate Bonds and Notes (Cost $1,808,839,308)                                               1,784,055,273

                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
-----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,12                              338,141               --
-----------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchangeable Debs., Non-Vtg. 1,4                     245,000       12,311,250
-----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 7                                      6,800          528,700
-----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,12                      11,723            1,172
-----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4             39,000        1,491,750
-----------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,12                                   5,773               --
-----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                     6,516            6,255
-----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,12                                                1,479       10,060,898
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,4,12                                                 --            1,082
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                            47,500        2,776,375
-----------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                      297            1,129
-----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4,12                              6,825        6,091,313
-----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                          55,800        8,551,350
                                                                                                     ------------
Total Preferred Stocks (Cost $61,814,668)                                                              41,821,274

-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.2%
3i Group plc                                                                              93,640        1,188,262
-----------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                               16,800        1,259,160
-----------------------------------------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                                                              337,000        1,150,256
-----------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                        12,200        1,173,762
-----------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                            167,800        5,060,848
-----------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                  15,800        1,202,380
-----------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                              19,700        1,206,231
-----------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 4                                                                    29,900        1,245,933
-----------------------------------------------------------------------------------------------------------------
Arriva plc                                                                               119,270        1,183,301
-----------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                     112,992        1,190,721
-----------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                             19,000        1,281,930
-----------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 4                                                                        62,800        1,189,432
-----------------------------------------------------------------------------------------------------------------
BAE Systems plc                                                                          254,030        1,245,739


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
--------------------------------------------------------------------------------
BASF AG                                                    16,764    $ 1,187,603
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                              12,341      1,232,866
--------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                               539,100      5,779,152
--------------------------------------------------------------------------------
Billiton plc                                               85,680      1,151,208
--------------------------------------------------------------------------------
BNP Paribas SA                                             17,230      1,220,616
--------------------------------------------------------------------------------
Brambles Industries plc                                   213,220      1,220,887
--------------------------------------------------------------------------------
Broadwing Corp.                                            15,344         63,524
--------------------------------------------------------------------------------
Burlington Resources, Inc.                                 24,100      1,206,687
--------------------------------------------------------------------------------
Capcom Co. Ltd.                                           124,700      1,217,578
--------------------------------------------------------------------------------
Cavco Industries, Inc. 4                                    1,540         37,239
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                          7,208             --
--------------------------------------------------------------------------------
Centex Corp.                                               19,830      1,135,664
--------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4           43,520      2,047,181
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                   881,648     19,343,357
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                        20,400      1,189,524
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.                        88,293      2,364,487
--------------------------------------------------------------------------------
Chubb Corp.                                                15,800      1,252,466
--------------------------------------------------------------------------------
CIGNA Corp.                                                13,900      1,241,270
--------------------------------------------------------------------------------
CNP Assurances SA                                          17,480      1,238,326
--------------------------------------------------------------------------------
ConocoPhillips                                             11,260      1,214,278
--------------------------------------------------------------------------------
Conseco, Inc. 4                                           136,899      2,795,478
--------------------------------------------------------------------------------
Continental AG                                             16,915      1,309,031
--------------------------------------------------------------------------------
Countrywide Financial Corp.                                35,790      1,161,743
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                        168,383        202,060
--------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                        415,692      8,355,409
--------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,4                           1,445      1,873,596
--------------------------------------------------------------------------------
Cummins, Inc.                                              16,800      1,181,880
--------------------------------------------------------------------------------
DaimlerChrysler AG                                         26,879      1,204,525
--------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                           444,217      1,213,798
--------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                              183,078      1,200,171
--------------------------------------------------------------------------------
Dentsu, Inc.                                                  470      1,284,249
--------------------------------------------------------------------------------
Devon Energy Corp.                                         26,158      1,249,045
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                     52,500      1,412,250
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                      407,475        823,100
--------------------------------------------------------------------------------
E.ON AG                                                    13,929      1,193,507
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                         519         42,008
--------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                1,745        137,506
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                            119,400      5,122,260


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              VALUE
                                                                SHARES   SEE NOTE 1
-----------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------
EOG Resources, Inc.                                             27,200   $1,325,728
-----------------------------------------------------------------------------------
Equinix, Inc. 4                                                 75,414    3,193,029
-----------------------------------------------------------------------------------
Ford Motor Co.                                                 100,000    1,133,000
-----------------------------------------------------------------------------------
Gecina SA                                                       11,650    1,330,471
-----------------------------------------------------------------------------------
General Motors Corp.                                            35,549    1,044,785
-----------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,13        625           --
-----------------------------------------------------------------------------------
Globix Corp. 4                                                 100,917      373,393
-----------------------------------------------------------------------------------
Heidelberger Zement AG                                          18,880    1,187,969
-----------------------------------------------------------------------------------
Hilton Group plc                                               205,630    1,169,655
-----------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                              133,333           --
-----------------------------------------------------------------------------------
Horizon PCS, Inc., Cl. A 4                                      22,308      580,008
-----------------------------------------------------------------------------------
Humana, Inc. 4                                                  36,500    1,165,810
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                       276,705      929,729
-----------------------------------------------------------------------------------
iPCS, Inc. 4                                                    62,692    2,075,105
-----------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd. 4                773,000    1,247,123
-----------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                 148    1,207,684
-----------------------------------------------------------------------------------
Karstadt Quelle AG                                             107,517    1,080,146
-----------------------------------------------------------------------------------
KB Home                                                         10,456    1,228,162
-----------------------------------------------------------------------------------
Kelda Group plc                                                107,850    1,218,782
-----------------------------------------------------------------------------------
Klepierre                                                       13,342    1,199,419
-----------------------------------------------------------------------------------
Ladish Co., Inc. 4                                              30,000      354,000
-----------------------------------------------------------------------------------
Lafarge SA                                                      12,000    1,161,998
-----------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                             26,853      699,521
-----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                  13,700    1,289,992
-----------------------------------------------------------------------------------
Lloyds TSB Group plc                                           132,784    1,199,440
-----------------------------------------------------------------------------------
Loews Corp.                                                     17,100    1,257,534
-----------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                         47,200    1,186,608
-----------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                        7,919      319,848
-----------------------------------------------------------------------------------
Marathon Oil Corp.                                              26,000    1,219,920
-----------------------------------------------------------------------------------
MCI, Inc.                                                       56,621    1,410,995
-----------------------------------------------------------------------------------
Merck KGaA 4                                                    16,276    1,171,177
-----------------------------------------------------------------------------------
MetLife, Inc.                                                   30,400    1,188,640
-----------------------------------------------------------------------------------
Mitchells & Butlers plc                                        187,950    1,223,591
-----------------------------------------------------------------------------------
National City Corp.                                             35,000    1,172,500
-----------------------------------------------------------------------------------
NCR Corp. 4                                                     32,700    1,103,298
-----------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                         148    1,264,273
-----------------------------------------------------------------------------------
Norfolk Southern Corp.                                          34,000    1,259,700
-----------------------------------------------------------------------------------
Novar plc                                                      341,370    1,201,507

                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
Novell, Inc. 4                                           236,300     $ 1,408,348
--------------------------------------------------------------------------------
NSK Ltd.                                                 236,412       1,217,005
--------------------------------------------------------------------------------
NTL, Inc. 4                                              249,447      15,882,290
--------------------------------------------------------------------------------
Nucor Corp.                                               20,600       1,185,736
--------------------------------------------------------------------------------
NVIDIA Corp. 4                                            45,100       1,071,576
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                17,087       1,216,082
--------------------------------------------------------------------------------
OfficeMax, Inc.                                           38,400       1,286,400
--------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                  59,342         574,431
--------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.               207,110       1,133,064
--------------------------------------------------------------------------------
PG&E Corp. 4                                              35,100       1,196,910
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                        12,000       1,220,760
--------------------------------------------------------------------------------
Pilkington plc                                           541,930       1,213,574
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                     159,194       3,613,704
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                               8,124         194,570
--------------------------------------------------------------------------------
Prandium, Inc. 1,4,14                                  1,019,757           6,119
--------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                799,833              --
--------------------------------------------------------------------------------
Providian Financial Corp. 4                               71,100       1,220,076
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                       19,080       1,212,426
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                         16,426       1,209,446
--------------------------------------------------------------------------------
Rakuten, Inc.                                              1,384       1,206,789
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                 20,900       1,183,776
--------------------------------------------------------------------------------
RWE AG                                                    20,611       1,246,391
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 4                               20,000       1,216,078
--------------------------------------------------------------------------------
Sempra Energy                                             31,100       1,239,024
--------------------------------------------------------------------------------
Severn Trent plc                                          71,267       1,232,294
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                   11,831       1,229,217
--------------------------------------------------------------------------------
Sony Corp.                                                33,000       1,314,091
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                              10,524         436,746
--------------------------------------------------------------------------------
Suez SA                                                   46,163       1,242,295
--------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                               190,000       1,185,396
--------------------------------------------------------------------------------
Sunoco, Inc.                                              12,300       1,273,296
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                           38,900       1,297,315
--------------------------------------------------------------------------------
Tate & Lyle plc                                          124,700       1,252,491
--------------------------------------------------------------------------------
Telewest Global, Inc. 4                                  890,616      15,844,059
--------------------------------------------------------------------------------
Telus Corp.                                               12,147         374,249
--------------------------------------------------------------------------------
ThyssenKrupp AG                                           54,725       1,129,360
--------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                 120,617       1,236,203
--------------------------------------------------------------------------------
TUI AG                                                    48,460       1,276,470


                      49| OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              VALUE
                                                              SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                      56,750   $    312,125
-----------------------------------------------------------------------------------
TXU Corp.                                                     16,100      1,282,043
-----------------------------------------------------------------------------------
Unibail                                                       10,091      1,196,248
-----------------------------------------------------------------------------------
United States Steel Corp.                                     21,000      1,067,850
-----------------------------------------------------------------------------------
United Utilities plc                                         104,810      1,249,789
-----------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                             2,177,452     20,598,649
-----------------------------------------------------------------------------------
Unocal Corp.                                                  20,800      1,283,152
-----------------------------------------------------------------------------------
USA Mobility, Inc. 4                                          87,596      2,838,110
-----------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                            179,000      5,217,850
-----------------------------------------------------------------------------------
Valero Energy Corp.                                           17,300      1,267,571
-----------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                             42,692         28,817
-----------------------------------------------------------------------------------
Vinci                                                          8,505      1,225,978
-----------------------------------------------------------------------------------
Walter Industries, Inc.                                       57,800      2,459,390
-----------------------------------------------------------------------------------
Western Forest Products, Inc. 4                              648,500      3,887,247
-----------------------------------------------------------------------------------
WRC Media Corp. 1,4                                           15,559            311
-----------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                        16,600      1,201,342
-----------------------------------------------------------------------------------
XO Communications, Inc. 4                                     28,777         71,367
-----------------------------------------------------------------------------------
XTO Energy, Inc.                                              37,067      1,217,269
                                                                       ------------
Total Common Stocks (Cost $212,877,601)                                 257,941,189

                                                              UNITS
-----------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
American Tower Corp. Wts., Exp. 8/1/08 4,7                     6,000      1,347,000
-----------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                        2,200              1
-----------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4              48,080         83,659
-----------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                          6,350             --
-----------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4               4,650             --
-----------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4            5,225             52
-----------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                      34,425            344
-----------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,4                        3,500      1,836,625
-----------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4               46,860             --
-----------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                              69,399            555
Exp. 5/16/06 1,4                                                 103              1
-----------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4       86,946             --
-----------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                           7,780             --
-----------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                              6,600             --
-----------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4       4,160             --
-----------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4       6,250             --


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                       VALUE
                                                                                         UNITS    SEE NOTE 1
------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                                    14,440   $       260
------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                      8,000            --
------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,4                                                 16,650           167
------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                                             13,440            --
------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                        17,082       109,389
------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 1,4            18,600       390,600
------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                                        7,000         4,707
------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                                     57,557        21,872
------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                                     43,168         9,929
------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                                     43,168         7,662
------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                        44,000         4,400
                                                                                                 -----------
Total Rights, Warrants and Certificates (Cost $1,680,361)                                          3,817,223


                                                                                     PRINCIPAL
                                                                                        AMOUNT
------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--12.3%
------------------------------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd. Catastrophe Linked Nts.,
8.493%, 6/30/09 2                                                              $     5,750,000     5,774,380
------------------------------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe Linked Nts., 18.51%, 6/15/06 2,7                            6,000,000     6,209,415
------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]           20,650,000     6,183,708
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]           32,385,000     9,697,791
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.80%, 1/3/08 [BRR]        14,555,051     3,448,075
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 19.85%, 1/2/09 [BRR]        16,696,006     3,382,598
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 20.40%, 1/5/10 [BRR]        17,436,319     3,061,543
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]         4,128,879,323     2,188,824
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]            31,638,685,000    14,792,161
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]             9,655,000,000     5,118,402
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]             7,810,000,000     4,140,280
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]             6,588,000,000     3,418,342
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]            17,697,500,000     9,381,970
Dominican Republic Credit Linked Nts., 19.163%, 3/10/06 [DOP]                      155,762,640     4,913,299
Dominican Republic Credit Linked Nts., 19.69%, 3/31/06 5,8 [DOP]                   119,217,127     3,750,737
Dominican Republic Unsec. Credit Linked Nts., 23.60%, 3/3/06 [DOP]                 319,089,077    10,114,102
Egypt(The Arab Republic of) Unsec. Credit Linked Nts., 8%,
10/28/05 [EGP]                                                                      28,210,000     4,588,989
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.407%,
2/9/06 [EGP]                                                                        40,871,000     6,433,659
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
12/29/05 [EGP]                                                                       9,790,000     1,583,617
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.90%,
1/12/06 [EGP]                                                                       32,190,000     5,190,360
Peruvian Sol Credit Linked Nts., Series II, 2.33%, 4/13/05 [PEN]                    20,650,000     6,372,453
Ukraine (Republic of) Unsec. Credit Linked Nts., 8%, 5/25/05 [UAH]                  37,316,058     7,264,161
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 1 [UAH]                    31,085,787     5,884,228


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL         VALUE
                                                                                          AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Linked Bonds, Series 24, 15%, 9/2/05 [RUR]                     82,770,000   $ 3,141,822
Turkey (Republic of) Credit Linked Nts., Series EMG 7, 15%, 2/10/10 [TRY]             22,503,000    16,638,078
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                     222,859,000     8,102,786
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]               211,810,000     8,287,484
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 [RUR]             202,590,000     8,147,980
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                 220,240,000     8,115,498
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                553,980,000    20,620,591
South African Rand Interest Bearing Linked Nts., Series FBi 43,
2.425%, 5/23/22                                                                       13,740,000    13,592,982
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                        15,138,000     3,603,331
--------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%, 10/18/07                2,663,000     3,000,961
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EMG 4,
18.70%, 7/6/06 [TRY]                                                                  13,546,521     8,143,037
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 868,
27.50%, 8/25/05                                                                       17,926,488    16,865,240
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 872,
25.85%, 10/20/05 2                                                                     3,153,815     3,408,942
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series EM 880,
20%, 10/18/07                                                                          9,297,912    11,599,238
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series NAS 316,
18.641%, 2/23/06                                                                       4,608,206     3,975,960
(Nassau Branch), Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                                 4,564,000     1,086,379
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Botswana (Republic of) Credit Linked Nts., 10.75%, 6/1/05 1 [BWP]                      7,300,000     1,586,291
Brazil Real Credit Linked Nts., 9.638%, 3/3/10 [BRR]                                  32,168,840     5,783,162
European Investment Bank, Russian Federation Ruble Linked Nts.,
5.65%, 1/19/10                                                                         5,340,000     3,954,003
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                             5,810,000     5,380,060
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13 1                          7,156,337     8,594,761
Indonesia (Republic of) Credit Linked Nts., Series II, 14.25%, 6/22/13 1               7,088,620     8,513,433
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13 5              5,932,800     7,125,293
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                                     110,137,000     4,021,588
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                                      353,400,000    13,368,876
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/2/05 [NGN]                  783,093,000     5,743,271
Nigeria (Federal Republic of) Credit Linked Nts., 11%, 6/16/05 [NGN]                 621,665,000     4,562,151
Nigeria (Federal Republic of) Credit Linked Nts., 11.64%, 6/2/05 [NGN]               506,967,000     3,718,139
Nigeria (Federal Republic of) Credit Linked Nts., 13%, 8/17/05 [NGN]                 451,308,000     3,210,094
Nigeria (Federal Republic of) Credit Linked Nts., 13.25%, 4/14/05 [NGN]              365,430,000     2,736,463
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                             7,145,000     7,726,907
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                             7,145,000     7,642,773
Philippines (Republic of) Credit Linked Nts., 12%, 1/20/09 1 [PHP]                   165,970,000     3,141,921
Philippines (Republic of) Credit Linked Nts., 12.375%, 11/1/09 1 [PHP]               325,490,000     6,344,085


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           PRINCIPAL         VALUE
                                                                                              AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Philippines (Republic of) Credit Linked Nts., 12.375%, 3/1/15 1 [PHP]                     56,660,000   $ 1,036,216
Romania (The State of) Credit Linked Nts., 6%, 5/12/05 [ROL]                         109,100,000,000     3,835,361
Romania (The State of) Credit Linked Nts., 11.49%, 12/7/06 [ROL]                      58,983,700,000     2,213,529
Russian Federation Linked Nts., 8.40%, 12/2/09 [RUR]                                     148,752,000     5,481,064
Ukraine (Republic of) Credit Linked Nts., 6.57%, 8/5/11                                   35,010,000    37,844,760
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]                         32,072,000     7,239,558
Ukraine (Republic of) Credit Linked Nts., 11.70%, 5/31/06 [UAH]                           13,119,000     2,643,840
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                           2,047,000       472,063
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                           7,254,000     1,672,859
Videocon International Ltd. Credit Linked Nts, 4.86%, 12/29/09 1                          14,820,000    14,714,778
------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 7,15                                                          79,623,000    77,831,483
Series 3-3, 8%, 12/29/09 7,15                                                             95,438,000    92,813,455
------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 6.91%, 11/24/08 1,2                            3,750,000     3,753,281
------------------------------------------------------------------------------------------------------------------
ING Bank NV:
Ukraine (Republic of) Credit Linked Nts., 11.89%, 12/30/09 [UAH]                           8,594,000     2,034,381
Ukraine (Republic of) Credit Linked Nts.-A, 11.89%, 12/30/09 [UAH]                           635,000       150,318
Ukraine (Republic of) Credit Linked Nts.-B, 11.89%, 12/30/09 [UAH]                         8,156,000     1,930,697
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of) Credit Linked Nts., 15.89%, 1/2/15 8 [BRR]                   77,779,620     6,358,411
Brazil (Federal Republic of) Credit Linked Nts., 16.13%, 1/2/15 8 [BRR]                   25,509,180     2,085,352
------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/8/10 [ROL]                                                                   58,284,000,000     2,076,988
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.59%, 4/21/05 [ROL]                                                                  11,543,000,000       405,160
Romania (The State of) Treasury Bills Total Return Linked Nts.,
8.88%, 4/28/05 [ROL]                                                                   7,673,000,000       268,906
Romania (The State of) Treasury Bills Total Return Linked Nts.,
13.99%, 4/4/05 [ROL]                                                                  33,190,000,000     1,332,963
Romania (The State of) Treasury Bills Total Return Linked Nts.,
14.20%, 4/18/05 [ROL]                                                                 13,470,000,000       540,294
Romania (The State of) Treasury Bills Total Return Linked Nts.,
14.80%, 5/23/05 [ROL]                                                                  9,754,000,000       390,136
Romania (The State of) Treasury Bills Total Return Linked Nts.,
15%, 5/9/05 [ROL]                                                                     13,270,000,000       533,330
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
20%, 10/17/07                                                                              9,828,922    12,134,787
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
22.419%, 5/26/05                                                                          11,552,922    12,340,831
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.20%, 8/25/05                                                                           11,496,363    10,561,709


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL          VALUE
                                                                                              AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.50%, 3/8/10 [ROL]                                                                  153,893,000,000   $  5,448,732
Romania (The State of) Treasury Bills Total Return Linked Nts.,
6.75%, 3/10/08 [ROL]                                                                 178,700,000,000      6,320,269
Romania (The State of) Treasury Bills Total Return Linked Nts.,
7.90%, 2/11/08 [ROL]                                                                 132,551,000,000      4,716,846
-------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 6.84%, 11/19/07 2,7                            2,400,000      2,497,992
-------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
6.80%, 5/16/05 2,7                                                                         2,500,000      2,505,900
-------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked
Nts., 7.76%, 6/15/07 1,2                                                                     250,000        258,233
-------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe
Linked Nts.:
Series 2002, Cl. A-A, 9.01%, 6/15/06 2,7                                                     250,000        253,638
Series 2002-1, Cl. E-A, 7.26%, 6/15/06 2                                                   1,500,000      1,514,561
Series 2003-II, Cl. A, 9.01%, 6/15/06 2,7                                                  6,000,000      6,086,160
Series 2003-II, Cl. B, 8.01%, 6/15/06 2,7                                                  6,000,000      6,137,835
Series 2003-II, Cl. C, 8.76%, 6/15/06 2,7                                                  6,000,000      6,083,850

-------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital V Catastrophe
Linked Nts., 6.71%, 1/9/07 1,2                                                             6,250,000      6,263,125
-------------------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                 35,291,700      8,817,455
OAO Gazprom III Credit Nts., 5.928%, 7/5/06                                               17,870,000     18,525,487
                                                                                                       ------------
Total Structured Notes (Cost $739,685,431)                                                              754,503,267


                                                DATE                STRIKE                CONTRACTS
-------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put 1,4
(Cost $23,962)                                4/7/05                $11.19                65,400,000         23,152


                                                                                            PRINCIPAL
                                                                                               AMOUNT
-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 30.09% in joint repurchase agreement (Principal Amount/
Value $334,731,000, with a maturity value of $334,755,361) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities, 2.62%, dated 3/31/05, to be repurchased at
$100,719,330 on 4/1/05, collateralized by U.S. Treasury Bonds, 2.50%--3.625%,
5/31/06--7/15/09, with a value of $341,656,477 (Cost $100,712,000)                    $100,712,000      100,712,000
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $6,467,255,920)                                         6,524,456,232


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                  PRINCIPAL               VALUE
                                                                                     AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2%
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 16                                 $  4,000,000     $     4,000,000
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--0.0%
Undivided interest of 0.68% in joint repurchase agreement (Principal Amount/
Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at
$3,392,958 on 4/1/05, collateralized by AA Asset-Backed Securities,
0.0%-7.76%, 6/15/09-1/25/45, with a value of $525,002,014 16                      3,392,680           3,392,680
---------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.0%
Merrill Lynch Mortgage Capital, 2.975%, 4/1/05 16                                 1,000,000           1,000,000
----------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.1%
American Express Credit Corp., 2.845%, 4/18/05 16                                 3,080,623           3,080,623
----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 3.005%, 4/1/05 16                           2,000,000           2,000,000
                                                                                                ----------------

Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $13,473,303)                                                                                   13,473,303

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,480,729,223)                                     106.7%      6,537,929,535
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (6.7)       (410,173,662)
                                                                               ---------------------------------

NET ASSETS                                                                            100.0%    $ 6,127,755,873
                                                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
BWP   Botswana Pula
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
FRF   French Franc
GBP   British Pound Sterling
HUF   Hungarian Forint
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
NGN   Nigeria Naira
NOK   Norwegian Krone
NZD   New Zealand Dollar
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
ROL   Romanian Leu
RUR   Russian Ruble
SEK   Swedish Krona
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31,2005 was $368,645,326, which represents 5.95% of the Fund's net assets, of which $6,119 is considered restricted. In addition, the Fund held restricted currency with a value $3,997,671, which represents 0.07% of the fund's net assets. See Note 12 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after March 31,2005. See Note 1 of Notes to Financial Statements.

                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,376,297 or 0.66% of the Fund's net assets as of March 31,2005.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $538,903,764 or 8.79% of the Fund's net assets as of March 31,2005.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $22,814,512. See Note 6 of Notes to Financial Statements.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Interest or dividend is paid-in-kind.

13. Received as the result of issuer reorganization.

14. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31,2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31,2005 amounts to $6,119. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES         GROSS                  GROSS             SHARES
                      SEPTEMBER 30, 2004     ADDITIONS             REDUCTIONS     MARCH 31, 2005
-------------------------------------------------------------------------------------------------
Prandium, Inc.                 1,019,757            --                    --           1,019,757


                                                                   UNREALIZED           DIVIDEND
                                                                 DEPRECIATION             INCOME
-------------------------------------------------------------------------------------------------
Prandium, Inc.                                                    $11,979,881               $  --

15. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

16. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005